TCI PORTFOLIOS, INC.
                                 TCI Advantage

                                 Annual Report




                                  DECEMBER 31,
                                      1995


                                 [company logo]
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

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TABLE OF CONTENTS


Our Message to You .................................................    1
Investment Review ..................................................    2
Schedule of Investments ............................................    4
Statement of Assets and Liabilities ................................    7
Statement of Operations ............................................    8
Statements of Changes in Net Assets ................................    9
Notes to Financial Statements ......................................   10
Financial Highlights ...............................................   13
Independent Accountants' Report ....................................   14



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INDICES USED FOR PERFORMANCE COMPARISON
The indices listed below are used throughout this report to serve as a comparison for the performance of the fund.

THE S&P 500 INDEX -- An index created by Standard & Poor's Corporation that is considered to represent the performance of the stock market generally. It is not an investment product available for purchase.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX -- An index made up of more than 855 issues with an average maturity of 3.8 years and an average yield of 7.1%. Approx-imately 87% of the index is U.S. Treasury issues--the other 13% is U.S. government agency issues--and the average credit rating is AAA.
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

                                                               December 31, 1995
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OUR MESSAGE TO YOU


     A rising equity market accompanied by gradually declining short-term interest rates during the 12-month period that ended December 31, 1995, was good news for investors. In that climate, TCI Advantage achieved a 16.75% return-- the best calendar-year gain since its August 1, 1991, inception. The fund trailed its benchmark blended index, which posted a 21.91% return. The S&P 500 index gained 37.44%.

[picture of James E. Stowers and James E. Stowers III in left margin]

     TCI Advantage is a well-diversified, blended portfolio. Its approximate 40% stock position is compiled using TCI Portfolio's focus on companies that exhibit accelerating earnings and revenues, and it is designed to provide long-term opportunities for capital growth. Income is derived from an approximate 40% stake in intermediate-term government bonds, with share-price consistency aided by a 20% weighting in money market securities. The goal is to provide income while still providing the modest, long-term share-price growth investors need to outpace the rate of inflation.
     TCI Advantage's common stock holdings are targeted to the shares of larger, well-established companies demonstrating earnings and revenue acceleration. For most of the year this approach proved rewarding, and shareholders benefited from strong returns in such industries as health care, pharmaceuticals and technology. Yet, as concerns about a slowing U.S. economy developed late in the period, many investors moved to more defensively postured firms characterized by steady (albeit unspectacular) earnings growth. Most such firms do not meet the fund's standards for accelerating growth, but they were major components of the S&P 500's solid gains in the fourth quarter of 1995.
     The Federal Reserve Board raised interest rates early in the period and lowered rates later in the year. Responding to falling interest rates, the bond market experienced a sharp price rebound from 1994 declines, which translated into relatively strong performance for the year. The fixed income markets especially favored longer-term bonds. TCI Advantage invests in less volatile short- and intermediate-term bonds and money market instruments. As a result, while it provided steady income and good performance, it did not fully share in the bond market's appreciation.
     Because it is designed for conservative investors, TCI Advantage is not likely to match major stock indices in a year like 1995. Its portfolio design of bonds, cash and large company stocks, however, does give it strong potential for losing less value during down market years.
     TCI Advantage continues to pursue its goal: to provide shareholders with the opportunity to invest in a portfolio of stocks with earnings and revenue acceleration, conservative government bonds and money market securities. We remain confident that the fund has the potential to provide investors with a long-term rate of return that could comfortably outpace the rate of inflation.

Sincerely,

/s/James E. Stowers                               /s/James E. Stowers III
James E. Stowers                                  James E. Stowers III
Chairman of the Board and Founder                 President

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INVESTMENT REVIEW


Average Annual Total Returns (as of December 31, 1995)
                                                                Lehman
                                     Blended       S&P 500      Intr.Govt.
                  TCI Advantage      Index**       Index        Bond Index
                  -------------      -------       -------      ----------
6 months*         6.32%              8.29%         14.40%       4.94%
1 year            16.75%             21.91%        37.44%       14.41%
3 year            8.03%              9.69%         15.33%       6.74%
Inception         7.58%              9.78%         14.32%       8.13%
8/1/91-12/31/95

*Actual

--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND (as of December 31, 1995)
[mountain chart]

Value on 12/31/95:   $13,803
                     TCI Advantage

                     $18,046
                     S&P 500 Index

                     $15,248
                     Blended Index**

                     $14,124
                     Lehman
                     Intr. Govt.
                     Bond Index

$10,000 investment made 8/1/91
(Inception date)
                                                                       LEHMAN
[graph data]                                                           INT.
                                                                       GOVT.
                  TCI               BLENDED                            BOND
                  ADVANTAGE         INDEX            S&P 500           INDEX
                  ACCT              ACCT             ACCT              ACCT
DATE              VALUE             VALUE            VALUE             VALUE

Aug 1, 91         10,000            10,000           10,000           10,000
Dec 31, 91        11,381            10,749           10,940           10,862
Jun 30, 92        10,571            10,879           10,868           11,165
Dec 31, 92        10,953            11,453           11,773           11,615
Jun 30, 93        11,350            11,981           12,343           12,286
Dec 31, 93        11,702            12,369           12,954           12,564
Jun 30, 94        11,519            12,113           12,520           12,263
Dec 31, 94        11,823            12,443           13,130           12,345
Jun 30, 95        12,983            14,011           15,775           13,459
Dec 31, 95        13,803            15,248           18,046           14,124

Past performance is not predictive of future performance.

Source: Lipper Analytical Services, Inc.

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**Because the assets of TCI Advantage are invested in a mix of three distinct types of assets, we have created a Blended Index that, in addition to the Standard & Poor's 500 Index (S&P 500), can serve as a comparison for the performance of the fund. The Blended Index averages three widely known indices in the proportions of the asset mix of the fund. Accordingly, 40% of the Blended Index represents the Lehman Intermediate Government Bond Index, which reflects the 40% of the fund's assets invested in bonds and other fixed income securities. Twenty percent of the Blended Index represents the three-month Treasury Bill Index, which reflects the 20% of the fund's assets invested in U.S. Government money market securities. The remaining 40% of the Blended Index represents the S&P 500, which reflects the 40% of the fund assets invested in common stocks. The Blended Index and the Lehman Intermediate Government Bond Index for 7/31/91, the date closest to the inception date (8/1/91) of the fund for which the indices are available, have been used for the starting points for these indices in the graph and average annual total returns.

No expenses or fees are reflected in the S&P 500, Blended Index or the Lehman Intermediate Government Bond Index. All performance illustrations for TCI Advantage are shown net of fees and assume reinvestment of all distributions.

--------------------------------------------------------------------------------
                                     QUICK
                                      FUND
                                     FACTS

                                      TCI
                                   ADVANTAGE

                                   STRATEGY:
                   The fund seeks to achieve its objective by
                       investing in U.S. Government bonds,
                   U.S. Government money market securities and
                               equity securities.

                                INCEPTION DATE:
                                 August 1, 1991

                                     SIZE:
                                  $24 million
                           (as of December 31, 1995)

                              INVESTMENT APPROACH:
                               Current Income and
                                 Capital Growth

                                                               December 31, 1995
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QUALITY DIVERSIFICATION FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

         (Moody's ratings) % of fixed income investments

                  AAA               100.0%
                                    =====
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AVERAGE PORTFOLIO MATURITY FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

         Years    5.2

Average years to maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

--------------------------------------------------------------------------------
DURATION FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

         Years    4.2

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.


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TOP 10 EQUITY HOLDINGS*
(as of December 31, 1995)
                                                           % of fund's
                                                         investments in
                                % of fund's               these stocks
                                investments**            12 months ago**
International Business
   Machines Corp.                   3.4%                      4.7%
HFS, Inc.                           2.9%                       --
Halliburton Co.                     2.8%                       --
Intuit Inc.                         2.7%                       --
Tele-Communications, Inc.           2.7%                      0.6%
Hewlett-Packard Co.                 2.5%                      2.5%
First Data Corp.                    2.4%                       --
Foundation Health Corp.             2.4%                       --
Oracle Systems Corp.                2.3%                      3.4%
Columbia/HCA Healthcare Corp.       2.3%                      2.5%


--------------------------------------------------------------------------------
ASSET ALLOCATION (as of December 31, 1995)
Percent of fund investments
[pie chart]

Short-term Cash           Fixed Income Securities 40%
Investments 21%
                          Common
                          Stocks 39%


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TOP FIVE INDUSTRIES FOR EQUITY INVESTMENTS
(as of December 31, 1995)
                                                              % of fund's
                                                              investments in
                                    % of fund's               these industries
                                    investments**             12 months ago**

Computer Software & Services           12.6%                     11.0%
Computer Systems                       8.4%                      12.9%
Electrical & Electronic Components     7.7%                       0.8%
Healthcare                             7.3%                       5.3%
Communications Services                6.9%                       8.5%



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INVESTMENTS BY COUNTRY
expressed as a percentage of total value of investments

                           % of fund's
                           investments

         Canada               0.2%
         Germany              0.7%
         Hong Kong            0.4%
         Japan                1.8%
         Mexico               0.3%
         Sweden               0.7%
         United Kingdom       1.5%
         United States       94.4%
                            -----
                            100.0%
                            =====

--------------------------------------------------------------------------------

* The composition of the portfolio may change over time.

**These percentages reflect the composition of the common stock portion of TCI Advantage and do not relate to the bond portion of the fund.

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SCHEDULE OF INVESTMENTS December 31, 1995

--------------------------------------------------------------------------------
         Shares                                      Value
--------------------------------------------------------------------------------

COMMON STOCKS

Aerospace & Defense -- 2.4%
         1,700    Boeing Co.                  $      133,237
         1,200    General Dynamics Corp.              70,950
         2,100    Lockheed Martin Corp.              165,900
         2,100    United Technologies Corp.          199,238
                                                 -----------
                                                     569,325
                                                 -----------
Automobiles & Auto Parts -- .6%
        18,000    Nissan Motor Company ORD           137,980
                                                 -----------
Banking -- 1.6%
         2,000    BankAmerica Corp.                  129,500
         2,300    Citicorp                           154,675
           700    First Interstate Bancorp            95,550
                                                 -----------
                                                     379,725
                                                 -----------
Biotechnology -- .7%
         3,000    Amgen Inc.1                        177,937
                                                 -----------
Broadcasting -- .7%
         3,000    Grupo Televisa ADR                  67,500
         3,325    Liberty Media Corp. Cl. A.1         89,152
                                                 -----------
                                                     156,652
                                                 -----------
Business Services & Supplies -- 1.1%
         3,300    HFS, Inc.1                         269,775
                                                 -----------
Chemicals & Resins -- .4%
           800    Air Products & Chemicals, Inc.      42,200
           600    du Pont (E.I.) de Nemours & Co.     41,925
                                                 -----------
                                                      84,125
                                                 -----------
Communications Equipment -- 1.9%
         5,400    DSC Communications Corp.1          199,800
         8,000    Ericsson (L.M.)
                           Telephone Co. ADR         156,000
         1,700    Motorola, Inc.                      96,900
                                                 -----------
                                                     452,700
                                                 -----------
Communications Services -- 2.6%
         1,700    AirTouch Communications.1           48,025
         8,700    Nextel Communications Inc. 1       128,869
        12,500    Tele-Communications, Inc.1         249,219
         5,800    Vodafone Group Plc ADR             204,450
                                                 -----------
                                                     630,563
                                                 -----------
Computer Software
& Services -- 4.9%
         4,500    Electronic Arts.1                  117,844
         3,368    First Data Corp.                   225,235
         3,200    General Motors Corp. Cl. E         166,400
         3,200    Intuit Inc.1                       250,000
         2,100    Microsoft Corp.1                   184,406
         5,100    Oracle Systems Corp.1              216,112
                                                 -----------
                                                   1,159,997
                                                 -----------
Computer Systems -- 3.2%
         3,500    Compaq Computer Corp.1             168,000
         6,000    Fujitsu Ltd. ORD                    66,699
         2,700    Hewlett-Packard Co.                226,125
         3,400    International Business
                           Machines Corp.            311,950
                                                 -----------
                                                     772,774
                                                 -----------
Electrical
& Electronic Components -- 3.0%
         3,000    Intel Corp.                        170,438
         4,500    Lattice Semiconductor Corp.1       147,094
           600    Micron Technology, Inc.             23,775
           300    Siemens AG ORD                     163,940
         3,900    Texas Instruments Inc.             201,825
                                                 -----------
                                                     707,072
                                                 -----------
Energy (Production
& Marketing) -- 2.4%
         1,514    British Petroleum Co. p.l.c. ADR   154,617
         7,500    Enron Oil & Gas Co.                180,000
           400    Mobil Corp.                         44,800
         2,500    Texaco Inc.                        196,250
                                                 -----------
                                                     575,667
                                                 -----------
Energy (Services) -- 1.5%
        12,500    Global Marine Inc.1                109,375
         5,000    Halliburton Co.                    253,125
                                                 -----------
                                                     362,500
                                                 -----------
Financial Services -- .7%
         8,000    Nomura Securities Co. Ltd. ORD     173,997
                                                 -----------
Food & Beverage -- .2%
           600    Coca-Cola Company (The)             44,550
                                                 -----------
Healthcare -- 2.8%
         3,500    Baxter International, Inc.         146,562
         4,200    Columbia/HCA Healthcare Corp.      213,150

See Notes to Financial Statements

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Shares                                               Value
--------------------------------------------------------------------------------

         5,200    Foundation Health Corp.1  $        223,600
         1,300    United Healthcare Corp.             85,150
                                                 -----------
                                                     668,462
                                                 -----------
Industrial Equipment
& Machinery -- .2%
         4,000    Nikon Corp. ORD                     54,132
                                                 -----------
Insurance -- .7%
         1,500    CIGNA Corp.                        154,875
                                                 -----------
Leisure -- .4%
         4,000    Promus Companies Inc.1              89,000
                                                 -----------
Medical Equipment & Supplies -- 1.5%
         2,500    Nellcor Inc.1                      145,937
         4,800    St. Jude Medical, Inc.1            205,800
                                                 -----------
                                                     351,737
                                                 -----------
Metals & Mining -- .2%
         2,400    Placer Dome Inc. ADR                57,900
                                                 -----------
Pharmaceuticals -- 1.8%
           700    Bristol-Myers Squibb Co.            60,112
         2,100    Johnson & Johnson                  179,813
         3,000    Pfizer, Inc.                       189,000
                                                 -----------
                                                     428,925
                                                 -----------
Publishing -- .4%
         8,000    K-III Communications Corp.1         97,000
                                                 -----------
Restaurants -- .3%
         3,300    Wendy's International, Inc.         70,125
                                                 -----------
Retail (Apparel) -- .8%
         2,600    NIKE, Inc.                         181,025
                                                 -----------
Retail (General Merchandise) -- .8%
         3,000    Federated
                           Department Stores, Inc.1   82,500
         2,600    Sears, Roebuck and Co.             101,400
                                                 -----------
                                                     183,900
                                                 -----------
Retail (Specialty) -- .5%
         5,300    OfficeMax, Inc.1                   118,587
                                                 -----------

--------------------------------------------------------------------------------
Shares/Principal Amount                              Value
--------------------------------------------------------------------------------

Transportation -- .4%
        15,000    Hutchison Whampoa ORD     $         91,368
                                                 -----------

Total Common Stocks -- 38.7%                       9,202,375
         (Cost $7,328,491)                       -----------


FIXED INCOME SECURITIES

U.S. Treasury Securities
$  700,000  U.S. Treasury Notes,
             5.125%, 11-30-98                        698,005
 1,000,000  U.S. Treasury Notes,
             7.75%, 1-31-00                        1,087,250
 1,000,000  U.S. Treasury Notes,
             6.25%, 5-31-00                        1,034,510
 1,300,000  U.S. Treasury Notes,
             5.75%, 10-31-00                       1,320,111
 1,150,000  U.S. Treasury Notes,
             5.75%, 8-15-03                        1,165,467
   500,000  U.S. Treasury Notes,
             7.875%, 11-15-04                        578,990
 1,500,000  U.S. Treasury Notes,
             6.50%, 8-15-05                        1,599,225
   200,000  U.S. Treasury Notes,
             5.875%, 11-15-05                        204,568
                                                 -----------
                                                   7,688,126
                                                 -----------
Mortgage-Backed Securities*
 1,000,000  FHLMC Series 1465-BPAC
             REMIC, 4.50%, 8-25-96                   990,635
                                                 -----------
   818,824  FNMA Series G92-64-CPAC
             REMIC, 4.50%, 5-15-96                   812,077
                                                 -----------
                                                   1,802,712
                                                 -----------

Total Fixed Income Securities-- 39.9%              9,490,838
         (Cost $9,244,587)                       -----------


See Notes to Financial Statements

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SCHEDULE OF INVESTMENTS (continued) December 31, 1995

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Principal Amount                                    Value
--------------------------------------------------------------------------------
SHORT-TERM CASH INVESTMENTS

 $1,700,000 par value
          FFCB Discount Note,
          5.96%, 1-24-96                       $   1,694,048

 $100,000 par value
          FHLMC Discount Note,
          6.67%, 2-8-96                               99,423

 Repurchase Agreement
  (Goldman Sachs & Co., Inc.),
   5.75%, due 1-2-96; collateralized by
   $885,000 par value U.S. Treasury Bonds,
   8.125%, due 5-15-21
   (Delivery value $1,100,703)                     1,100,000

 1,100,000 Units of Participation in
          Provident Institutional Funds
          (Fed-Fund Portfolio)                     1,100,000

 1,100,000 Units of Participation in
          Provident Institutional Funds
          (T-Fund Portfolio)                       1,100,000
                                                 -----------
Total Short-term
Cash Investments -- 21.4%                          5,093,471
         (Cost  $5,093,471)                      -----------

Total Investment Securities-- 100.0%        $     23,786,684
         (Cost  $21,646,549)                     ===========


NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipts
FFCB = Federal Farm Credit Banks
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Shares

1 Non-income producing

* Expected remaining maturity is indicated and used for purposes of calculating the weighted average portfolio maturity.


See Notes to Financial Statements

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STATEMENT OF ASSETS AND LIABILITIES


December 31, 1995
--------------------------------------------------------------------------------

ASSETS

Investment securities, at value
  (identified cost of $21,646,549) (Note 3) ........ $23,786,684
Cash ...............................................     108,445
Receivable for forward foreign currency
  exchange contracts held (Note 4) .................       2,400
Receivable for investments sold ....................      12,154
Dividends and interest receivable ..................     148,077
                                                      ----------
                                                      24,057,760
                                                      ----------
LIABILITIES
Payable for capital shares redeemed ................       1,968
Accrued management fees (Note 2) ...................      18,484
Other liabilities ..................................          21
                                                      ----------
                                                          20,473
                                                      ----------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES .............................. $24,037,287
                                                      ==========

CAPITAL SHARES, $.01 PAR VALUE
Authorized .........................................  20,000,000
                                                      ==========

Outstanding ........................................   3,883,369
                                                      ==========

NET ASSET VALUE PER SHARE .......................... $      6.19
                                                      ==========

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) ............ $20,751,569
Undistributed net investment income ................      18,848
Accumulated undistributed net realized gain
  from investments and foreign currency transactions 1,124,335 Net unrealized appreciation on investments and translation of assets and liabilities in foreign
  currencies (Notes 3 and 4) .......................   2,142,535
                                                      ----------
                                                     $24,037,287
                                                      ==========

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Interest ..........................................$   875,281
  Dividends (net of foreign
    taxes withheld of $3,251) .......................    104,571
                                                      ----------
                                                         979,852
                                                      ----------
Expenses:
  Management fees (Note 2) ..........................    218,240
  Directors' fees and expenses ......................        238
                                                      ----------
                                                         218,478
                                                      ----------

NET INVESTMENT INCOME ...............................    761,374
                                                      ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
(NOTES 3 AND 4)
Net realized gain (loss) during the year on:
  Investments .......................................  1,257,429
  Foreign currency transactions .....................       (213)
                                                      ----------
                                                       1,257,216
                                                      ----------
Change in net unrealized appreciation during
the year on:
  Investments .......................................  1,497,174
  Translation of assets and
    liabilities in foreign currencies ...............      4,990
                                                      ----------
                                                       1,502,164
                                                      ----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY ....................  2,759,380
                                                      ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...........................$ 3,520,754
                                                      ==========

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Years Ended December 31, 1995
and December 31, 1994
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                   1995            1994

OPERATIONS
  Net investment income ........................   $    761,374    $    594,351
  Net realized gain on investments
    and foreign currency transactions ..........      1,257,216         404,123
  Change in net unrealized
    appreciation (depreciation)
    on investments and translation
    of assets and liabilities
    in foreign currencies ......................      1,502,164        (785,941)
                                                   ------------    ------------
  Net increase in net assets
    resulting from operations ..................      3,520,754         212,533
                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................       (762,109)       (594,797)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................      1,177,622       3,755,842
  Proceeds from reinvestment of distributions ..        762,109         594,797
  Payments for shares redeemed .................     (3,074,036)     (2,514,822)
                                                   ------------    ------------
  Net increase (decrease) in net assets
    from capital share transactions ............     (1,134,305)      1,835,817
                                                   ------------    ------------

NET INCREASE IN NET ASSETS .....................      1,624,340       1,453,553

NET ASSETS
  Beginning of year ............................     22,412,947      20,959,394
                                                   ------------    ------------
  End of year ..................................   $ 24,037,287    $ 22,412,947
                                                   ============    ============


  Undistributed net investment income ..........   $     18,848            --
                                                   ============    ============

TRANSACTIONS IN SHARES OF THE FUND:
  Sold .........................................        201,029         673,012
  Issued in reinvestment of distributions ......        127,772         108,621
  Redeemed .....................................       (535,680)       (454,386)
                                                   ------------    ------------
  Net increase (decrease) ......................       (206,879)        327,247
                                                   ============    ============


See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 1995

1. Organization and Summary of Significant Accounting Policies

Organization --
     TCI Portfolios, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Four series of shares are currently issued as TCI Growth, TCI Balanced, TCI Advantage and TCI International. With the exception of shares issued for the initial capitalization of a series of the Corporation, shares may be purchased only by insurance companies to fund the benefits of variable annuity or variable life insurance policies. The investment objective of TCI Advantage (the Fund) is current income and capital growth. The following significant accounting policies related to the Fund are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations --
     Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. Short-term securities are valued at amortized cost, which approximates value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors.

Security Transactions --
     Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income --
     Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recognized on the accrual basis and includes amortization of discounts and premiums.

Foreign Currency Transactions --
     The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign currency exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign currency exchange gains or losses arise from changes in the value of assets and liabilities other than portfolio securities at the end of the reporting period, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts --
     The Fund may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates.

Repurchase Agreements --
     Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status --
     It is the policy of the Fund to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders --
     Distributions to shareholders are recorded on the ex-dividend date. Distributions from net invest-ment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually.
     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for foreign currency transactions and wash sales.

Supplementary Information --
     Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED) December 31, 1995

2. Management Agreement

     The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for the Fund by the average daily closing value of the Fund's net assets during the previous month. The Agreement further provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The agreement may be terminated by either party upon 60 days' written notice. The current annual management fee for the Fund is 1%.

3. Investment Transactions

     The aggregate cost of investment securities purchased (excluding short-term investments) for the year ended December 31, 1995, totaled $8,045,556 for common stocks and $9,178,160 for U.S. Treasury and Agency obligations. Investment securities sold totaled $9,040,814 for common stocks and $9,155,132 for U.S. Treasury and Agency obligations. On December 31, 1995, accumulated net unrealized appreciation on investments, based on the aggregate cost of investments of $21,656,077 for federal income tax purposes, was $2,130,607, consisting of $2,180,917 unrealized appreciation and $50,310 unrealized depreciation.

4. Commitments

     As of December 31, 1995, the fund had entered into forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms. Outstanding contracts on December 31, 1995, were as follows:


                                    U.S. Dollar                        U.S. Dollar
                  Currency to       Value as of      Currency to       Value as of      Unrealized
Settlement Date   be Delivered      12/31/95         be Received         12/31/95          Gain
---------------   ------------      -----------      -----------       -----------      ----------
January 31, 1996  80,733            $  56,289        56,461            $    56,461      $    172
                  German Mark                        U.S. Dollar
January 31, 1996  28,435,680          276,032        278,260               278,260         2,228
                  Japanese Yen                       U.S. Dollar
                                    -----------                        -----------      ----------
                                    $ 332,321                          $   334,721      $  2,400
                                    ===========                        ===========      ==========

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

                               INCOME FROM
                          INVESTMENT OPERATIONS        DISTRIBUTIONS
                    ---------------------------------  --------------
                              Net Realized
                                  and
                               Unrealized
                                 Gains
                              (Losses) on
         Net Asset            Investments     Total    Distributions   Net Asset
         Value,      Net      and Foreign      from     from Net         Value,
         Beginning Investment  Currency     Investment  Investment      End of     Total
         of Period  Income   Transactions   Operations   Income         Period     Return

TCI ADVANTAGE

August 1, 1991
(Inception)
Through
December
31, 1991   $5.00    $.05        $.64          $.69       $(.05)         $5.64      33.14%*

Year Ended
Dec. 31,
1992        5.64     .11        (.32)         (.21)       (.11)          5.32      (3.75%)1
1993        5.32     .11         .25           .36        (.11)          5.57       6.82%1
1994        5.57     .15        (.09)          .06        (.15)          5.48       1.03%1
1995        5.48     .20         .71           .91        (.20)          6.19      16.75%1

                                         1995 average commission paid per share traded  $.041   (table is continued below)


                           RATIOS/SUPPLEMENTAL DATA
                ------------------------------------------------

                 Ratio of   Ratio of Net
(table          Operating    Investment                 Net
continued)       Expenses    Income to    Portfolio    Assets,
                to Average    Average      Turnover    End of
                Net Assets   Net Assets     Rate1      Period

August 1, 1991
(Inception)
Through
December
31, 1991           1.00%*       3.14%*         5%    $  3,068,924

Year Ended
Dec. 31,
1992               1.00%        2.32%         85%      16,579,987
1993               1.00%        2.07%         77%      20,959,394
1994               1.00%        2.65%         57%      22,412,947
1995                .95%        3.32%         99%      24,037,287


1 Actual total return and portfolio turnover rate for periods indicated
* Annualized

See Notes to Financial Statements

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT

The Shareholders and Board of Directors
TCI Portfolios, Inc.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TCI Advantage (a series of TCI Portfolios, Inc.) as of December 31, 1995, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCI Advantage as of December 31, 1995, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.


Kansas City, Missouri                      /s/Baird, Kurtz & Dobson
January 26, 1996                           Baird, Kurtz & Dobson

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                                       15

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                                       16

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                                       17

TCI ADVANTAGE                                          TCI PORTFOLIOS, INC.
                                                          TCI Advantage
Investment Manager
INVESTORS RESEARCH CORPORATION
Kansas City, Missouri                                     Annual Report

This report and the financial statements                 December 31, 1995
contained herein are submitted for the
general information of our shareholders.
The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


           [company logo]
=======================================
---------------------------------------
           TCI PORTFOLIOS
---------------------------------------
    Part of the Twentieth Century
           Family of Funds

---------------------------------------
P.O. Box 419385
Kansas City, Missouri
64141-6385
---------------------------------------
Person-to-person assistance:
1-800-345-3533 or 816-531-5575
---------------------------------------
Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070
---------------------------------------
Fax:  816-340-4360
---------------------------------------

                                                    [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4164
9602             Recycled

(C) 1996 Twentieth Century Services, Inc.
         Twentieth Century Securities, Inc.

                              TCI PORTFOLIOS, INC.
                                  TCI Balanced


                                 Annual Report






                                  DECEMBER 31,
                                      1995


                                 [company logo]
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Table of contents

Our Message to You ....................................................   1
Investment Review .....................................................   2
Schedule of Investments ...............................................   4
Statement of Assets and Liabilities ...................................   8
Statement of Operations ...............................................   9
Statements of Changes in Net Assets ...................................  10
Notes to Financial Statements .........................................  11
Financial Highlights ..................................................  14
Independent Accountants' Report .......................................  15




--------------------------------------------------------------------------------
INDICES USED FOR PERFORMANCE COMPARISON
The indices listed below are used throughout this report to serve as a comparison for the performance of the fund.

THE S&P 500 INDEX is an index created by Standard & Poor's Corporation that is considered to represent the performance of the stock market generally. It is not an investment product available for purchase.

LEHMAN  INTERMEDIATE  GOVT./CORP.  INDEX  includes  the  Lehman  Government  and
Corporate  Bond  Indices,   including  U.S.   government   Treasury  and  agency
securities, corporate and Yankee bonds with 1- to 10 - year maturities.

                                                               December 31, 1995
--------------------------------------------------------------------------------
OUR MESSAGE TO YOU


         TCI Balanced seeks to provide investors with opportunities for capital growth and current income through a combination of approximately 60% common stocks and 40% investment-grade fixed income securities. For the 12-month period ended December 31, 1995, the fund posted a 21.12% return, the best calendar-year gain since its May 1, 1991, inception. The fund did, however, trail its benchmark blended index, which gained 28.65% for the period. The S&P 500 Index gained 37.44%.

[photo of James E. Stowers  and James E. Stowers III in left margin]

         TCI Balanced's common stock holdings are targeted to the shares of larger, well-established companies demonstrating earnings and revenue acceleration. For most of the year this approach proved rewarding, and shareholders benefited from strong returns in such industries as healthcare, pharmaceuticals and technology. Yet, as concerns about a slowing U.S. economy developed late in the period, many investors moved to more defensively postured firms characterized by steady (albeit unspectacular) earnings growth. Most such firms do not meet the fund's standards for accelerating growth, but they were major components of the S&P 500's solid gains in the fourth quarter of 1995. History shows us that over time investors will favor companies with the above-average earnings growth we seek on your behalf.
         The Federal Reserve Board raised interest rates early in the period and lowered rates later in the year. Responding to falling interest rates, the bond market experienced a sharp price rebound from 1994 declines, which translated into relatively strong performance for the year. The fixed income markets especially favored longer-term bonds. TCI Balanced focuses on less volatile short- and intermediate-term bonds. As a result, while it provided steady income and good performance, it did not fully share in the bond market's appreciation.
         Because it is designed to be a more conservative investment, TCI Balanced is not likely to match major stock indices in a year like 1995. Its portfolio design of large company stocks and bonds, however, should lessen the impact of down market years on its portfolio as compared to more aggressive funds.
         TCI Balanced continues to pursue its original goal of providing shareholders with the opportunity to invest in a portfolio of growing companies while using bonds to reduce share-price fluctuations along the way. We will continue to target accelerating growth in earnings and revenues for our stock holdings, while limiting our bond holdings to investment-grade issues. We remain confident that the fund has the potential to provide shareholders with a long-term rate of return that could comfortably outpace the rate of inflation.

Sincerely,

/s/James E. Stowers                            /s/James E. Stowers III
James E. Stowers                               James E. Stowers III
Chairman of the Board and Founder              President

--------------------------------------------------------------------------------
INVESTMENT REVIEW

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 1995)
                                                        Lehman
                                 Blended    S&P 500   Intr.Govt./
                  TCI Balanced    Index**    Index    Corp.Index
                  ------------   --------   -------   -----------
6 months*            7.58%        10.75%    14.40%      5.23%
1 year              21.12%        28.65%    37.44%     15.33%
3 year               9.50%        12.06%    15.33%      7.16%
Inception            9.82%        12.02%    14.14%      8.42%
(5/1/91-12/31/95)

*Actual


--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND (as of December 31, 1995)
[mountain chart]

$10,000 investment made 5/1/91

[graph data]
                                BLENDED
DATE            TCI BALANCED    INDEX      S & P 500     LEHMAN

May  1, 91      10,000          10,000     10,000        10,000
Dec 31, 91      12,554          11,241     11,234        11,060
Jun 30, 92      11,349          11,329     11,160        11,394
Dec 31, 92      11,795          12,077     12,089        11,854
Jun 30, 93      12,246          12,729     12,675        12,590
Dec 31, 93      12,702          13,231     13,302        12,895
Jun 30, 94      12,379          12,823     12,856        12,558
Dec 31, 94      12,780          13,238     13,482        12,646
Jun 30, 95      14,388          15,375     16,198        13,861
Dec 31, 95      15,479          17,084     18,531        14,586


Value on 12/31/95:    $15,479
                      TCI Balanced

                      $18,531
                      S&P 500 Index

                      $17,084
                      Blended Index**

                      $14,586
                      Lehman Intr. Govt./Corp. Index

Past performance is not predictive of future performance.

Source: Lipper Analytical Services, Inc.


--------------------------------------------------------------------------------
                                     QUICK
                                      FUND
                                     FACTS

                                      TCI
                                    BALANCED


                                   STRATEGY:
                   A mix of growth stocks and intermediate bonds,
                         with approximately 60% allocated
                                   to stocks.

                                INCEPTION DATE:
                                  May 1, 1991

                                     SIZE:
                                 $153.8 million
                           (as of December 31, 1995)


                              INVESTMENT APPROACH:
                               Capital Growth and
                                 Current Income

--------------------------------------------------------------------------------

**Because the assets of TCI Balanced are invested in a mix of two distinct types of assets, we have created a Blended Index that, in addition to the Standard & Poor's 500 Index (S&P 500), can serve as a comparison for the performance of the fund. The Blended Index averages two widely known indices in the proportions of the asset mix of the fund. Accordingly, 60% of the Blended Index represents the S&P 500, which reflects the 60% of the fund's total assets invested in common stocks. The remaining 40% of the Blended Index represents the Lehman Intermediate Government/Corporate Index, which reflects the 40% of the fund's total assets invested in bonds and other fixed income securities. The Blended Index and the Lehman Intermediate Government/Corporate Index for 4/30/91, the date closest to the inception date (5/1/91) of the fund for which the indices are available, have been used for the starting points for these indices in the graph and average annual total returns.

 No expenses or fees are reflected in the S&P 500, Blended Index or the Lehman Intermediate Government/Corporate Index. All performance illustrations for TCI Balanced are shown net of fees and assume reinvestment of all distributions.

                                                               December 31, 1995
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
QUALITY DIVERSIFICATION FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

  (Moody's ratings)   % of fixed income investments
         AAA                       40%
         AA                        14%
         A                         39%
         BBB                        7%
                               ------
                                100.0%
                               ======

--------------------------------------------------------------------------------
AVERAGE PORTFOLIO MATURITY FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

         Years    5.5

Average years to maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

--------------------------------------------------------------------------------
DURATION FOR
FIXED INCOME INVESTMENTS
(as of December 31, 1995)

         Years    4.1

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.


--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS*
(as of December 31, 1995)
                                  % of fund's
                                investments in
                                 % of fund's      these stocks
                                investments**     12 months ago**
HFS, Inc.                           3.1%              --
International Business
   Machines Corp.                   3.1%             4.7%
First Data Corp.                    2.6%              --
Halliburton Co.                     2.6%              --
Tele-Communications, Inc.           2.6%             0.7%
Intuit Inc.                         2.5%              --
Hewlett-Packard Co.                 2.4%             2.5%
Oracle Systems Corp.                2.4%             3.2%
Columbia/HCA Healthcare Corp.       2.3%             2.5%
United Technologies Corp.           2.3%              --


--------------------------------------------------------------------------------
ASSET ALLOCATION (as of December 31, 1995)

Percent of fund investments
[pie chart]

Temporary Cash                          U.S. Treasury Securities 11%
Investments 4%

Mortgage-Backed Securities 3%           Common Stocks 57%

Sovereign                               Corporate Bonds  23%
Governments 2%


--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES FOR EQUITY INVESTMENTS
(as of December 31, 1995)

                                                     % of fund's
                                                     investments in
                                    % of fund's      these industries
                                    investments**    12 months ago**

Computer Software & Services          12.5%             10.9%
Computer Systems                       8.1%             13.1%
Electrical & Electronic Components     8.0%              0.9%
Healthcare                             7.2%              5.4%
Communications Services                6.7%              8.1%


--------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY
expressed as a percentage of total value of investments

                          % of fund's
                           investments

         Canada             3.3%
         Germany            0.9%
         Hong Kong          0.6%
         Japan              3.2%
         Mexico             0.5%
         Sweden             0.8%
         United Kingdom     2.2%
         United States     88.5%
                          -----
                          100.0%
                          =====

--------------------------------------------------------------------------------
* The composition of the portfolio may change over time.

**These percentages reflect the composition of the common stock portion of TCI
  Balanced and do not relate to the bond portion of the fund.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 1995

TCI BALANCED
--------------------------------------------------------------------------------
Shares                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS

Aerospace & Defense -- 3.5%
         16,000   Boeing Co.                $        1,254,000
         11,500   General Dynamics Corp.               679,937
         18,000   Lockheed Martin Corp.              1,422,000
         20,500   United Technologies Corp.          1,944,938
                                                     ---------
                                                     5,300,875
                                                     ---------
Automobiles & Auto Parts -- .9%
        170,000   Nissan Motor Company ORD           1,303,142
                                                     ---------
Banking -- 2.3%
         19,000   BankAmerica Corp.                  1,230,250
         18,000   Citicorp                           1,210,500
          7,000   First Interstate Bancorp             955,500
                                                     ---------
                                                     3,396,250
                                                     ---------
Biotechnology -- 1.2%
         31,000   Amgen Inc.1                        1,838,687
                                                     ---------
Broadcasting -- 1.1%
         36,000   Grupo Televisa ADR                   810,000
         29,525   Liberty Media Corp. Cl. A.1           791,639
                                                     ---------
                                                     1,601,639
                                                     ---------
Business Services & Supplies -- 1.8%
         33,000   HFS, Inc.1                         2,697,750
                                                     ---------
Chemicals & Resins -- .5%
          6,700   Air Products & Chemicals, Inc.       353,425
          7,000   du Pont (E.I.)
                          de Nemours & Co.             489,125
                                                     ---------
                                                       842,550
                                                     ---------
Communications Equipment -- 2.6%
         47,000   DSC Communications Corp.1          1,739,000
         64,000   Ericsson (L.M.)
                           Telephone Co. ADR         1,248,000
         17,000   Motorola, Inc.                       969,000
                                                     ---------
                                                     3,956,000
                                                     ---------
Communications Services -- 3.8%
         15,500   AirTouch Communications1             437,875
         85,000   Nextel Communications Inc.1        1,259,063
        110,000   Tele-Communications, Inc.1         2,193,125
         54,000   Vodafone Group Plc ADR             1,903,500
                                                     ---------
                                                     5,793,563
                                                     ---------
Computer Software & Services -- 7.1%
         44,000   Electronic Arts1                   1,152,250
         33,001   First Data Corp.                   2,206,942
         26,000   General Motors Corp. Cl. E         1,352,000
         28,000   Intuit Inc.1                       2,187,500
         20,000   Microsoft Corp.1                   1,756,250
         49,000   Oracle Systems Corp.1              2,076,375
                                                     ---------
                                                    10,731,317
                                                     ---------
Computer Systems -- 4.6%
         33,000   Compaq Computer Corp.1             1,584,000
         58,000   Fujitsu Ltd. ORD                     644,756
         25,000   Hewlett-Packard Co.                2,093,750
         29,000   International Business
                           Machines Corp.            2,660,750
                                                     ---------
                                                     6,983,256
                                                     ---------
Electrical &
Electronic Components -- 4.6%
         27,500   Intel Corp.                        1,562,344
          7,000   Kyocera Corp. ORD                    518,995
         45,000   Lattice Semiconductor Corp.1       1,470,937
          5,000   Micron Technology, Inc.              198,125
          2,400   Siemens AG ORD                     1,311,521
         35,000   Texas Instruments Inc.             1,811,250
                                                     ---------
                                                     6,873,172
                                                     ---------
Energy (Production & Marketing) -- 3.5%
         14,034   British Petroleum Co. p.l.c. ADR   1,433,222
         72,000   Enron Oil & Gas Co.                1,728,000
         4,000    Mobil Corp.                          448,000
         22,000   Texaco Inc.                        1,727,000
                                                     ---------
                                                     5,336,222
                                                     ---------
Energy (Services) -- 2.1%
         115,000  Global Marine Inc.1                1,006,250
          44,000   Halliburton Co.                   2,227,500
                                                     ---------
                                                     3,233,750
                                                     ---------
Financial Services -- 1.2%
         80,000   Nomura Securities
                           Co. Ltd. ORD              1,739,971
                                                     ---------
Food & Beverage -- .3%
         6,000    Coca-Cola Company (The)              445,500
                                                     ---------

See Notes to Financial Statements

--------------------------------------------------------------------------------
Shares                                                 Value
--------------------------------------------------------------------------------
Healthcare -- 4.1%
         36,000   Baxter International, Inc.$        1,507,500
         39,000   Columbia/HCA Healthcare Corp.      1,979,250
         45,000   Foundation Health Corp.1           1,935,000
         12,000   United Healthcare Corp.              786,000
                                                     ---------
                                                     6,207,750
                                                     ---------
Industrial Equipment & Machinery -- .4%
         40,000   Nikon Corp. ORD                      541,324
                                                     ---------
Insurance -- 1.0%
         14,000   CIGNA Corp.                        1,445,500
                                                     ---------
Leisure -- .5%
         37,350   Promus Companies Inc.1               831,037
                                                     ---------
Medical Equipment & Supplies -- 2.2%
         23,000    Nellcor Inc.1                     1,342,625
         45,250    St. Jude Medical, Inc.1           1,940,094
                                                     ---------
                                                     3,282,719
                                                     ---------
Metals & Mining -- .3%
         19,000   Placer Dome Inc. ADR                 458,375

Pharmaceuticals -- 2.8%
          7,000   Bristol-Myers Squibb Co.             601,125
         21,500   Johnson & Johnson                  1,840,938
         28,000   Pfizer, Inc.                       1,764,000
                                                     ---------
                                                     4,206,063
                                                     ---------
Publishing -- .6%
         72,000   K-III Communications Corp.1          873,000
                                                     ---------
Restaurants -- .4%
         31,000   Wendy's International, Inc.          658,750
                                                     ---------
Retail (Apparel) -- 1.2%
         25,000   NIKE, Inc.                         1,740,625
                                                     ---------
Retail (General Merchandise) -- 1.1%
         30,000   Federated
                      Department Stores, Inc.1         825,000
         22,000   Sears, Roebuck & Co.                 858,000
                                                     ---------
                                                     1,683,000
                                                     ---------
Retail (Specialty) -- .7%
         50,000   OfficeMax, Inc.1                   1,118,750
                                                     ---------
--------------------------------------------------------------------------------
Shares/Principal Amount                              Value
--------------------------------------------------------------------------------

Transportation -- .6%
         141,000  Hutchison Whampoa ORD      $         858,855
                                                     ---------

Total Common Stocks -- 57.1%                        85,979,392
         (Cost $70,042,492)                          ---------


FIXED INCOME SECURITIES

U.S. Treasury Securities

$      2,000,000         U.S. Treasury Notes,
                           6.875%, 10-31-96          2,025,880
       1,000,000         U.S. Treasury Notes,
                           5.50%, 11-15-98           1,007,300
       3,000,000         U.S. Treasury Notes,
                           5.875%, 6-30-00           3,064,560
         500,000         U.S. Treasury Notes,
                           6.25%, 8-31-00              517,685
       1,000,000         U.S. Treasury Notes,
                           6.125%, 9-30-00           1,030,730
       2,700,000         U.S. Treasury Notes,
                           5.75%, 10-31-00           2,741,769
       2,500,000         U.S. Treasury Notes,
                           5.625%, 11-30-00          2,524,900
       1,000,000         U.S. Treasury Notes,
                           6.375%, 8-15-02           1,050,180
         750,000         U.S. Treasury Notes,
                           5.75%, 8-15-03              760,087
       2,500,000         U.S. Treasury Notes,
                           6.50%, 8-15-05            2,665,375
                                                     ---------

Total U.S. Treasury Securities-- 11.5%              17,388,466
         (Cost  $17,066,152)                         ---------

Mortgage-Backed Securities*
         91,056   FHLMC Series
                           1439-BPAC REMIC,
                           4.00%, 1-15-96               90,858
        354,921   FHLMC Series
                           1449-BPAC REMIC,
                           4.00%, 2-15-96              353,919
        818,824   FNMA Series
                           G92-64-CPAC REMIC,
                           4.50%, 5-15-96              812,077



See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of investments (continued) December 31, 1995

--------------------------------------------------------------------------------
Principal Amount                                     Value
--------------------------------------------------------------------------------

     $1,740,356   FNMA Pool #248679,
                      5.50%, 5-15-99             $   1,702,196
      1,050,000   UCFC Series 1995-D1,
                      6.20%, 12-1-98                 1,050,315
                                                     ---------
Total Mortgage-Backed
Securities -- 2.7%                                   4,009,365
         (Cost  $3,972,578)                          ---------

CORPORATE BONDS

Automobiles & Auto Parts -- 1.7%
      1,500,000   Ford Motor Credit Co.,
                      6.375%, 10-6-00                1,526,250
      1,000,000   General Motors Acceptance
                      Corp., MTN, 7.00%, 6-15-03     1,052,500
                                                     ---------
                                                     2,578,750
                                                     ---------
Banking -- 4.3%
      1,000,000   Abbey National First Capital,
                      8.20%, 10-15-04                1,135,000
      1,000,000   Chase Manhattan Corp.,
                      8.80%, 2-1-00                  1,032,500
      1,000,000   First Union Corp.,
                      8.77%, 11-15-04                1,113,750
      1,000,000   First Union Corp.,
                      7.05%, 8-1-05                  1,055,000
      1,000,000   First USA Bank,
                      5.75%, 1-15-99                   996,250
      1,000,000   Republic of New York Corp.,
                      7.25%, 7-15-02                 1,070,000
                                                     ---------
                                                     6,402,500
                                                     ---------
Communications Services -- .7%
      1,000,000   GTE Southwest, Inc.,
                      5.82%, 12-1-99                 1,001,250
                                                     ---------
Diversified Companies -- 1.3%
      1,000,000   Hanson Overseas BV,
                      5.50%, 1-15-96                 1,000,125
      1,000,000   Hanson Overseas BV,
                      6.75%, 9-15-05                 1,037,500
                                                     ---------
                                                     2,037,625
                                                     ---------
Financial Services -- 4.2%
      1,300,000   Keycorp Inc., MTN,
                      7.30%, 2-3-03                  1,386,125
      1,000,000   Lehman Brothers
                  Holdings Inc., MTN,
                      9.17%, 2-28-02                 1,138,750
      1,750,000   Norwest Financial, Inc.,
                      6.25%, 11-1-02                 1,780,625
      1,000,000   Standard Credit Card Trust
                      Series 1995-2A,
                      8.625%, 1-7-00                 1,054,723
      1,000,000   Xerox Credit Corp. Notes,
                      6.25%, 1-15-96                 1,000,476
                                                     ---------
                                                     6,360,699
                                                     ---------

Food & Beverage -- 1.1%
      1,500,000   Nabisco Inc.,
                      8.00%, 1-15-00                 1,606,875
                                                     ---------
Insurance -- .7%
      1,000,000   London Insurance Group,
                      6.875%, 9-15-05                1,033,750
                                                     ---------
Paper & Forest Products -- 1.2%
      1,500,000   Boise Cascade Corp., MTN,
                      9.98%, 3-27-03                 1,805,625
                                                     ---------
Retail (General Merchandise) -- 3.0%
      1,000,000   Sears Roebuck & Co., MTN,
                      8.00%, 2-16-99                 1,063,750
      1,000,000   Sears Roebuck & Co., MTN,
                      8.23%, 10-21-04                1,136,250
      1,100,000   Wal-Mart Stores, Inc.,
                      7.50%, 5-15-04                 1,204,500
      1,000,000   Wal-Mart Stores, Inc.,
                      8.00%, 9-15-06                 1,150,000
                                                     ---------
                                                     4,554,500
                                                     ---------
Utilities (Electric) -- 3.9%
      1,000,000   Detroit Edison Co., MTN,
                      5.41%, 5-1-97                    996,250
      1,000,000   Florida Power & Light Co.,
                      5.50%, 7-1-99                    998,750
      1,000,000   Kansas Power & Light Co.,
                      8.875%, 3-1-00                 1,115,000
      1,700,000   Pacific Gas & Electric Co.,
                      6.25%, 8-1-03                  1,710,625
      1,000,000   Texas Utilities Electric Co.,
                      5.75%, 7-1-98                  1,001,250
                                                     ---------
                                                     5,821,875
                                                     ---------
Utilities (Natural Gas) -- .7%
      1,000,000   Consolidated Natural Gas Co.,
                      9.375%, 2-1-97                 1,042,500
                                                     ---------
Total Corporate Bonds -- 22.8%                      34,245,949
         (Cost $33,108,990)                          ---------


See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                      Value
--------------------------------------------------------------------------------

Sovereign Governments
     $1,000,000   Province of Ontario
                  Global Bonds,
                     7.625%, 6-22-04           $     1,102,500
      2,000,000   Quebec Province,
                     8.625%, 1-19-05                 2,312,500

Total Sovereign Governments-- 2.3%                   3,415,000
      (Cost  $3,247,910)                             ---------

TEMPORARY
CASH INVESTMENTS -- 3.6%

      Repurchase Agreement
        (Goldman Sachs & Co., Inc.),
        5.75%, due 1-2-96; collateralized by
        $4,275,000 par value
        U.S. Treasury Bonds,
        8.125%, due 8-15-21
        (Delivery value $5,403,450)                  5,400,000
      (Cost  $5,400,000)                             ---------

Total Investment Securities-- 100.0%      $        150,438,172
      (Cost  $132,838,122)                         ===========



NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipts
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
MTN = Medium Term Note
ORD = Foreign Ordinary Shares
UCFC = United Companies Financial Corporation

1 Non-income producing

* Expected remaining maturity is indicated and used for purposes of calculating the weighted average portfolio maturity.


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


December 31, 1995
--------------------------------------------------------------------------------

ASSETS

Investment securities, at value
  (identified cost of $132,838,122) (Note 3) ............   $150,438,172
Cash ....................................................      2,311,070
Receivable for forward foreign currency exchange
  contracts held (Note 4) ...............................         21,227
Dividends and interest receivable .......................      1,213,163
                                                             -----------
                                                             153,983,632
                                                             -----------
LIABILITIES
Payable for capital shares redeemed .....................         37,332
Accrued management fees (Note 2) ........................        123,000
Other liabilities .......................................            130
                                                             -----------
                                                                 160,462
                                                             -----------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES ...................................   $153,823,170
                                                             ===========
CAPITAL SHARES, $.01 PAR VALUE
Authorized ..............................................     30,000,000
                                                             ===========
Outstanding .............................................     21,857,694
                                                             ===========

NET ASSET VALUE PER SHARE ...............................          $7.04
                                                             ===========

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) .................   $131,380,683
Undistributed net investment income .....................         62,692
Accumulated undistributed net realized gain
  from investments and foreign currency transactions ....      4,758,581
Net unrealized appreciation on investments and
  translation of assets and liabilities in foreign
  currencies (Notes 3 and 4) ............................     17,621,214
                                                             -----------
                                                            $153,823,170
                                                             ===========


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
   Interest .............................................     $3,762,706
   Dividends (net of foreign taxes withheld of $26,322) .        850,490
                                                             -----------
                                                               4,613,196
                                                             -----------
Expenses:
   Management fees (Note 2) .............................      1,222,757
   Directors' fees and expenses .........................          1,296
                                                             -----------
                                                               1,224,053
                                                             -----------

NET INVESTMENT INCOME ...................................      3,389,143
                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY (Notes 3 and 4)
Net realized gain (loss) during the year on:
   Investments ..........................................      6,884,330
   Foreign currency transactions ........................        (67,603)
                                                             -----------
                                                               6,816,727
                                                             -----------
Change in net unrealized appreciation during the year on:
   Investments ..........................................     13,419,338
   Translation of assets and
     liabilities in foreign currencies ..................         38,523
                                                             -----------
                                                              13,457,861
                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY ........................     20,274,588
                                                             -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...............................    $23,663,731
                                                             ===========


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Years Ended December 31, 1995
and December 31, 1994
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                1995              1994

OPERATIONS
   Net investment income .....................      $3,389,143       $2,270,095
   Net realized gain on investments
     and foreign currency transactions .......       6,816,727          336,417
   Change in net unrealized
     appreciation (depreciation)
     on investments and
     translation of assets and
     liabilities in foreign currencies .......      13,457,861       (2,068,007)
                                                   -----------      -----------
   Net increase in net assets
     resulting from operations ...............      23,663,731          538,505
                                                   -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ................      (3,317,076)      (2,284,710)
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .................      36,523,452       36,218,233
   Proceeds from reinvestment
     of distributions ........................       3,317,076        2,284,709
   Payments for shares redeemed ..............     (11,464,097)      (7,580,261)
                                                   -----------      -----------
   Net increase in net assets
     from capital share transactions .........      28,376,431       30,922,681
                                                   -----------      -----------
NET INCREASE IN NET ASSETS ...................      48,723,086       29,176,476

NET ASSETS
   Beginning of year .........................     105,100,084       75,923,608
                                                   -----------      -----------
   End of year ...............................    $153,823,170     $105,100,084
                                                   ===========      ===========

Undistributed net investment income ..........    $     62,692               --
                                                   ===========      ===========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold ......................................       5,501,320        5,984,443
   Issued in reinvestment of distributions ...         494,003          384,871
   Redeemed ..................................      (1,765,833)      (1,245,028)
                                                   -----------      -----------
   Net increase ..............................       4,229,490        5,124,286
                                                   ===========      ===========


See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 1995


1. Organization and Summary of Significant Accounting Policies

Organization --
     TCI Portfolios, Inc. is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Four series of shares are currently issued as TCI Growth, TCI Balanced, TCI Advantage and TCI
International. With the exception of shares issued for the initial capitalization of a series of the Corporation, shares may be purchased only by insurance companies to fund the benefits of variable annuity or variable life insurance policies. The investment objective of TCI Balanced (the Fund) is capital growth and current income. The following significant accounting policies related to the Fund are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations --
     Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. Short-term securities are valued at amortized cost, which approximates value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors.

Security Transactions --
     Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income --
     Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recognized on the accrual basis and includes amortization of discounts and premiums.

Foreign Currency Transactions --
     The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign currency exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign currency exchange gains or losses arise from changes in the value of assets and liabilities other than portfolio securities at the end of the reporting period, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED) December 31, 1995

1. Organization and Summary of Significant Accounting Policies (continued)


Forward Foreign Currency Exchange Contracts --
     The Fund may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates.

Repurchase Agreements --
     Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status --
     It is the policy of the Fund to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders --
     Distributions to shareholders are recorded on the ex-dividend date. Distributions from net invest-ment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually.
     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for foreign currency transactions and wash sales.

Supplementary Information --
     Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

--------------------------------------------------------------------------------
2. Management Agreement

     The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for the Fund by the average daily closing value of the Fund's net assets during the previous month. The Agreement further provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The agreement may be terminated by either party upon 60 days' written notice.
     The current annual management fee for the Fund is 1%.

3. Investment Transactions

     The aggregate cost of investment securities purchased (excluding short-term investments) for the year ended December 31, 1995, totaled $75,144,690 for common stocks, $27,691,703 U.S. Treasury and Agency obligations and $29,392,826 for other debt obligations. Investment securities sold totaled $61,391,578 for common stocks, $25,077,824 for U.S. Treasury and Agency obligations and $15,085,475 for other debt obligations. On December 31, 1995, accumulated net unrealized appreciation on investments, based on the aggregate cost of investments of $132,879,586 for federal income tax purposes, was $17,558,586, consisting of unrealized appreciation of $17,841,143 and unrealized depreciation of $282,557.

4. Commitments

     As of December 31, 1995, the Fund had entered into forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms. Outstanding contracts as of December 31, 1995, were as follows:


                                    U.S. Dollar                        U.S. Dollar
                  Currency to       Value as of      Currency to       Value as of      Unrealized
Settlement Date   be Delivered      12/31/95         be Received       12/31/95         Gain

January 31, 1996  683,856           $   476,804      478,254          $   478,254       $  1,450
                  German Mark                        U.S. Dollar

January 31, 1996  252,358,200         2,449,699      2,469,476          2,469,476         19,777
                  Japanese Yen                       U.S. Dollar
                                     ----------                         ---------       --------
                                    $ 2,926,503                       $ 2,947,730       $ 21,227
                                     ==========                         =========       ========


----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)



                                INCOME FROM
                            INVESTMENT OPERATIONS           DISTRIBUTIONS
                     -----------------------------------   --------------

                                 Net Realized
                                 and
                                 Unrealized
                                 Gains
                                 (Losses) on
         Net Asset               Investments     Total     Distributions    Net Asset
         Value,         Net      and Foreign      from        from Net        Value,
         Beginning   Investment  Currency      Investment    Investment      End of   Total
         of Period    Income    Transactions   Operations      Income        Period   Return

TCI Balanced

May 1, 1991
(Inception)
Through
December
31, 1991  $5.00       $.08         $1.19         $1.27        $(.08)         $6.19    38.02%*

Year Ended
Dec. 31,
1992       6.19        .08          (.45)        (.37)         (.08)          5.74   (6.04%)1
1993       5.74        .11           .33          .44          (.11)          6.07    7.68%1
1994       6.07        .15          (.11)         .04          (.15)          5.96     .61%1
1995       5.96        .17          1.08         1.25          (.17)          7.04   21.12%1    (table continued below)

                                  1995 average commission paid per share traded  $.040



                              RATIOS/SUPPLEMENTAL DATA
                   ----------------------------------------------
(table             Ratio of     Ratio of Net
continued)         Operating     Investment                 Net
                   Expenses      Income to   Portfolio    Assets,
                   to Average     Average    Turnover     End of
                   Net Assets    Net Assets    Rate1      Period

May 1, 1991
(Inception)
Through
December
31, 1991             1.00%*        2.36%*       28%      $1,411,775

Year Ended
Dec. 31,
1992                 1.00%         1.91%        85%      34,381,661
1993                 1.00%         1.97%        68%      75,923,608
1994                 1.00%         2.49%        63%     105,100,084
1995                  .97%         2.69%        87%     153,823,170





1 Actual total return and portfolio turnover rate for periods indicated
* Annualized

See Notes to Financial Statements

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT


The Shareholders and Board of Directors
TCI Portfolios, Inc.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TCI Balanced (a series of TCI Portfolios, Inc.) as of December 31, 1995, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCI Balanced as of December 31, 1995, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.





Kansas City, Missouri                         /s/Baird, Kurtz & Dobson
January 26, 1996                              BAIRD, KURTZ & DOBSON

This page left blank for your notes.

This page left blank for your notes.

TCI BALANCED                                           TCI PORTFOLIOS, INC.
                                                           TCI Balanced
Investment Manager
Investors Research Corporation                            Annual Report
Kansas City, Missouri
                                                         December 31, 1995
This report and the financial statements contained herein are submitted for the general information of our shareholders.
The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.




       [company logo]
=============================
-----------------------------
     TCI PORTFOLIOS, INC.
-----------------------------
Part of the Twentieth Century
      Family of Funds

----------------------------------------
 P.O. Box 419385
 Kansas City, Missouri
 64141-6385
----------------------------------------
 Person-to-person assistance:
 1-800-345-3533 or 816-531-5575
----------------------------------------
 Telecommunications Device for the Deaf:
 1-800-345-1833 or 816-753-0070
----------------------------------------
 Fax:  816-340-4360
----------------------------------------

                                                    [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4166
9602             Recycled

(C) 1996 Twentieth Century Services, Inc.
         Twentieth Century Securities, Inc.

                              TCI PORTFOLIOS, INC.
                                   TCI Growth

                                 Annual Report





                                  DECEMBER 31,
                                      1995

                                 [company logo]
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Our Message to You .................................................    1
Investment Review ..................................................    2
Schedule of Investments ............................................    4
Statement of Assets and Liabilities ................................    7
Statement of Operations ............................................    8
Statements of Changes in Net Assets ................................    9
Notes to Financial Statements ......................................   10
Financial Highlights ...............................................   13
Independent Accountants' Report ....................................   14



--------------------------------------------------------------------------------
INDEX USED FOR PERFORMANCE COMPARISON
The index listed below is used throughout this report to serve as a comparison for the performance of the fund.

THE S&P 500 INDEX -- An index created by Standard & Poor's Corporation that is considered to represent the performance of the stock market generally. It is not an investment product available for purchase.
--------------------------------------------------------------------------------

                                                               December 31, 1995
--------------------------------------------------------------------------------
OUR MESSAGE TO YOU

         TCI Growth reported a gain of 31.10% for the 12 months ended December 31, 1995, reflecting the year's powerful market climb. According to Lipper Analytical Services, the average total return for funds with growth investment objectives was 30.79% during the period. The S&P 500 index returned 37.44% for the 12 months.

[picture of James E. Stowers and James E. Stowers III in left margin]

         TCI Growth's best gains came during the year's first three quarters. It climbed steadily in the first half of the period with a 19.47% gain and surged sharply in the third quarter with a 14.01% return (compared to the S&P's 7.92%). Hot-selling new technologies -- the introduction of Windows 95 in August, for example -- contributed to the market's extended rally during this period. With nearly half of its portfolio in technology stocks during the 12-month period, the fund made the most of this trend.
Moderate holdings in international stocks provided a positive effect on returns as well.
         In the face of growing economic uncertainty late in the year, many investors moved from technology stocks to stocks of large, more established companies with steady earnings, which investors typically consider to be defensive. This change in emphasis clipped fund performance, especially in comparison with the positive return of the S&P, which was heavily influenced by the returns of large "steady growers" in the index.
         TCI Growth, which invests in the stocks of small, medium and large companies, is designed for investors seeking capital growth. To meet that objective the fund seeks to single out companies with earnings and revenue acceleration because we have found that such an approach has provided attractive returns over the long run.
         TCI Growth's continued performance (despite the recent setback in technology-oriented companies) reaffirms to us the potential of combining growth-oriented stocks with a disciplined buying and selling process. We strongly believe that this strategy has the potential to provide significant benefits to those shareholders investing to achieve long-term financial goals.


Sincerely,

/s/James E. Stowers                         /s/James E. Stowers III
James E. Stowers                            James E. Stowers III
Chairman of the Board and Founder           President

--------------------------------------------------------------------------------
INVESTMENT REVIEW


Average Annual Total Returns (as of December 31, 1995)

                           TCI Growth       S&P 500 Index
                           ----------       -------------
6 months*                  9.74%            14.40%
1 year                     31.10%           37.44%
3 year                     12.67%           15.33%
5 year                     14.89%           16.56%
Inception                  12.85%           15.82%
(11/20/87-12/31/95)

*Actual

--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND (as of December 31, 1995)
[mountain chart]

Value on 12/31/95:  $26,642        $32,892
                    TCI Growth     S&P 500 Index

$10,000 investment made 11/20/87
(Inception date)

[graph data]

TCI GROWTH

                TCI Growth        S&P Index
DATE            ACCT VALUE        ACCT VALUE

Nov 20, 87        10000             10000
Dec 31, 87        10720             10301
Jun 30, 88        10801             11609
Dec 31, 88        10477             12001
Jun 30, 89        12072             13981
Dec 31, 89        13486             15792
Jun 30, 90        14852             16273
Dec 31, 90        13317             15300
Jun 30, 91        15264             17475
Dec 31, 91        18894             19940
Jun 30, 92        16858             19809
Dec 31, 92        18640             21457
Jun 30, 93        19543             22498
Dec 31, 93        20563             23611
Jun 30, 94        19109             22820
Dec 31, 94        20322             23931
Jun 30, 95        24278             28752
Dec 31, 95        26642             32892

Past performance is not predictive of future performance.

No expenses or fees are reflected in the S&P 500. All performance illustrations for TCI Growth are shown net of fees and assume reinvestment of all distributions.

--------------------------------------------------------------------------------
                                     QUICK
                                      FUND
                                     FACTS

                                      TCI
                                     GROWTH

                                   STRATEGY:
                                Growth over time
                        through investments in stocks of
                       small, medium and large companies.

                                INCEPTION DATE:
                               November 20, 1987

                                     SIZE:
                                  $1.46 billion
                           (as of December 31, 1995)

                              INVESTMENT APPROACH:
                                 Capital Growth

                                                               December 31, 1995
--------------------------------------------------------------------------------


TOP 10 HOLDINGS* (as of December 31, 1995)
*The composition of the portfolio may change over time.

                                                          % of fund's
                                                        investments in
                                  % of fund's             these stocks
                                  investments             12 months ago

Sybase, Inc.                        2.7%                       --
Intel Corp.                         2.3%                      1.2%
Structural Dynamics
         Research Corp.             2.2%                       --
Cephalon Inc.                       2.0%                       --
Glenayre Technologies, Inc.         2.0%                       --
StrataCom, Inc.                     2.0%                      0.7%
Chiron Corp.                        1.9%                      1.2%
Nellcor Inc.                        1.9%                      1.1%
Andrew Corp.                        1.8%                      3.5%
QUALCOMM Inc.                       1.8%                      1.3%


--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES (as of December 31, 1995)

                                                                % of fund's
                                                              investments in
                                    % of fund's               these industries
                                    investments               12 months ago

Computer Software & Services           14.2%                       7.5%
Communications Equipment               11.1%                      11.8%
Electrical & Electronic Components     11.1%                       5.7%
Industrial Equipment & Machinery        8.5%                       2.1%
Computer Peripherals                    8.1%                       7.7%


--------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY
expressed as a percentage of total value of investments

                        % of fund's
                        investments

         Canada             0.8%
         Finland            0.7%
         France             0.5%
         Germany            1.1%
         Japan             11.3%
         Netherlands        0.6%
         Sweden             1.0%
         United Kingdom     0.4%
         United States     83.6%
                          -----
                          100.0%
                          =====

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 1995

TCI GROWTH

--------------------------------------------------------------------------------
Shares                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS

Banking -- 1.1%
         140,000   Citicorp                  $        9,415,000
          80,000   Morgan (J.P.) & Co. Inc.           6,420,000
                                                    -----------
                                                     15,835,000
                                                    -----------
Biotechnology -- 3.0%
         275,000  Amgen Inc.1                        16,310,938
         250,000  Chiron Corp.1                      27,656,250
                                                    -----------
                                                     43,967,188
                                                    -----------
Broadcasting -- .9%
         250,000  Cablevision Systems Corp.1         13,562,500
                                                    -----------
Business Services & Supplies -- 2.0%
         300,000  Gartner Group, Inc.1               14,362,500
         400,000  Medaphis Corp.1                    14,850,000
                                                     29,212,500
                                                    -----------
Communications Equipment -- 11.1%
         690,000  Andrew Corp.1                      26,651,250
         750,000  Ericsson (L.M.)
                           Telephone Co. ADR         14,625,000
         475,000  Glenayre Technologies, Inc.1       29,568,750
         120,000  Motorola, Inc.                      6,840,000
         275,000  Nokia Corp. ADR                    10,690,625
         228,100  Premisys Communications, Inc.1     12,887,650
         600,000  QUALCOMM Inc.1                     25,762,500
         401,500  Tellabs, Inc.1                     14,905,688
         670,000  VTEL Corp.1++                      12,478,750
         200,000  VideoServer, Inc.1                  6,400,000
                                                    -----------
                                                    160,810,213
                                                    -----------
Communications Services -- 2.4%
         350,000  MFS Communications Co., Inc.1      18,725,000
         900,000  Nextel Communications Inc.1        13,331,250
         100,000  Vodafone Group Plc ADR              3,525,000
                                                    -----------
                                                     35,581,250
                                                    -----------
Computer Peripherals -- 8.1%
         463,000  Bay Networks, Inc.1                19,011,937
           1,000  Cirrus Logic, Inc.1                    19,813
         321,000  Cisco Systems Inc.1                23,974,688
         180,000  FORE Systems, Inc.1                10,721,250
         100,000  Gandalf Technologies Inc. ADR1      1,706,250
         400,000  General DataComm
                           Industries, Inc.1          6,850,000
         600,000  Microcom, Inc.1                    15,637,500
         650,000  Oki Electric Industries ORD.1       5,830,836
         400,000  StrataCom, Inc.1                   29,300,000
         100,000  3Com Corp.1                         4,668,750
                                                    -----------
                                                    117,721,024
                                                    -----------
Computer Software & Services -- 14.2%
         375,000  BBN Corp.1                         15,421,875
         200,000  Baan Co., N.V. ADR.1                9,050,000
         210,000  Cambridge Technology
                           Partners (Mass.) Inc.1    11,891,250
         282,500  DST Systems, Inc.1                  8,051,250
         473,100  FTP Software, Inc.1                13,749,469
         140,000  Fuji Soft Corporation ORD           4,763,654
         540,000  Informix Corp.1                    16,233,750
         175,000  Microsoft Corp.1                   15,367,187
         550,000  PLATINUM technology, inc.1         10,140,625
         100,000 SAP Aktiengesellschaft AG ORD 15,489,036 1,072,300 Structural Dynamics
                           Research Corp.1           31,364,775
       1,100,000  Sybase, Inc.1                      39,462,500
         236,400  UUNET Technologies Inc.1           14,952,300
                                                    -----------
                                                    205,937,671
                                                    -----------
Computer Systems -- .6%
         371,700  Auspex Systems, Inc.1               6,737,063
         250,000  Micron Electronics, Inc.1           2,703,125
                                                    -----------
                                                      9,440,188
                                                    -----------
Consumer Products -- .6%
         160,000  Mitsubishi Corp. ORD                1,964,234
       1,400,000  Nissho Iwai Corp. ORD               7,172,547
                                                    -----------
                                                      9,136,781
                                                    -----------
Control & Measurement -- .5%
         800,000  LTX Corp.1                          7,300,000
                                                    -----------
Electrical
& Electronic Components -- 11.1%
         128,600  Advantest Corporation ORD           6,588,497
         250,000  Altera Corp.1                      12,421,875
         649,100  AVX Technology                     17,201,150
         200,000  Integrated Device
                         Technology, Inc.1            2,587,500
         590,000 Intel Corp.                         33,519,375
          90,000 Kyocera Corp. ORD                    6,672,789


See Notes to Financial Statements

--------------------------------------------------------------------------------
Shares                                                 Value
--------------------------------------------------------------------------------

         200,000  LSI Logic Corp.1              $     6,550,000
         300,000  Matsushita Communications
                       Industrial Co., Ltd. ORD       6,959,884
         380,000  Micron Technology, Inc.            15,057,500
         500,000  Nichicon ORD                        7,346,544
         230,000  Omron Corporation ORD               5,291,445
         300,000  ROSS Technology, Inc.1              2,981,250
         160,000  SGS-THOMSON
                       Microelectronics N.V. ADR.1    6,500,000
         850,000  Sierra Semiconductor Corp.1        11,846,875
         292,200  Texas Instruments Inc.             15,121,350
         400,000  Toshiba Ceramics Co.
                       Limited ORD.1                  4,098,598
                                                    -----------
                                                    160,744,632
                                                    -----------
Energy (Services) -- 1.3%
         325,000  Input/Output, Inc.1                18,768,750
                                                    -----------
Environmental Services -- .6%
         250,000  Molten Metal Technology, Inc.1      8,156,250
                                                    -----------
Financial Services -- 7.6%
         145,300  ADVANTA Corp. Cl. A                 5,503,238
         340,000  Countrywide Credit
                           Industries, Inc.           7,395,000
         245,000  Credit Acceptance Corp.1            5,022,500
         100,000  First USA, Inc.                     4,437,500
         250,000  Franklin Resources, Inc.           12,593,750
         245,000  Merrill Lynch & Co., Inc.          12,495,000
         674,125  Money Store, Inc. (The)            10,533,203
         125,000  Morgan Stanley Group Inc.          10,078,125
         500,000  Nikko Securities Co. ORD            6,428,226
         700,000  Nomura Securities Co. Ltd. ORD     15,224,746
         810,000  Schwab (Charles) Corp.             16,301,250
         100,000  Sunamerica, Inc.                    4,750,000
                                                    -----------
                                                    110,762,538
                                                    -----------
Industrial Equipment
& Machinery -- 8.5%
         510,000  Applied Materials, Inc.1           20,049,375
         620,400  Cognex Corp.1                      21,714,000
         508,100  Credence Systems Corp.1            11,559,275
         208,700  Helix Technology Corp.              8,269,738
         473,800  KLA Instruments Corp.1             12,378,025
          43,000  Keyence Corporation ORD             4,946,351
         310,700  Lam Research Corp.1                14,175,687
         220,000  NSK Limited ORD                     1,594,973
       1,000,000  Nikon Corp. ORD                    13,533,108
         397,000  Tokyo Electron LTD ORD             15,350,411
                                                    -----------
                                                    123,570,943
                                                    -----------

Leisure -- 2.8%
         300,000  Grand Casinos, Inc.1                6,975,000
         440,000  Mirage Resorts, Inc.1              15,180,000
         179,000  Nintendo Co., Ltd ORD              13,582,890
         200,000  Trump Hotels
                      & Casino Resorts, Inc.1         4,300,000
                                                    -----------
                                                     40,037,890
                                                    -----------
Medical Equipment & Supplies -- 4.4%
         100,000  Biomet, Inc.1                       1,781,250
         115,000  Medtronic, Inc.                     6,425,625
         475,000  Nellcor Inc.1                      27,728,125
         425,000  Summit Technology, Inc.1           14,396,875
         208,600  Target Therapeutics, Inc.1          8,943,725
         304,300  Ventritex, Inc.1                    5,344,269
                                                    -----------
                                                     64,619,869
                                                    -----------
Metals & Mining -- .9%
         225,000   Nucor Corp.                       12,853,125
                                                    -----------
Office Equipment -- 1.4%
         315,000  Canon Inc. ORD                      8,373,610
          59,600  Danka Business
                       Systems plc ADR                2,201,475
       1,600,000  Sanyo Electric
                       Company Ltd. ORD               9,202,513
                                                    -----------
                                                     19,777,598
                                                    -----------
Pharmaceuticals -- 7.2%
         250,000  BioChem Pharma Inc. ADR.1          10,031,250
         710,000  Cephalon Inc.1                     28,976,875
         700,000  Gilead Sciences, Inc.1             22,575,000
         255,000  Merck & Co., Inc.                  16,766,250
         325,000  Neurogen Corp.1                     8,835,938
         575,000  Sepracor Inc.1                     10,637,500
         380,000  Somatogen, Inc.1                    7,196,250
                                                    -----------
                                                    105,019,063
                                                    -----------
Restaurants -- .8%
         150,000  Lone Star Steakhouse
                           & Saloon, Inc.1            5,746,875
         153,000  Outback Steakhouse, Inc.1           5,498,438
                                                    -----------
                                                     11,245,313
                                                    -----------
Retail (Apparel) -- 2.0%
         300,000  Aoyama Trading Co., Ltd. ORD        9,569,840
         292,200  Gap, Inc.                          12,272,400
         200,000  Men's Wearhouse Inc. (The)1         5,200,000
          40,000  World Co., LTD ORD                  1,736,104
                                                    -----------
                                                     28,778,344
                                                    -----------

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED) December 31, 1995

--------------------------------------------------------------------------------
Shares                                                 Value
--------------------------------------------------------------------------------
Retail (General Merchandise) -- .7%
         200,000  Kohl's Corp.1               $      10,500,000
                                                    -----------
Retail (Specialty) -- 1.9%
         482,500  General Nutrition
                           Companies, Inc.1          11,218,125
         250,000  PETsMART, Inc.1                     7,750,000
          90,000  Skylark ORD                         1,652,972
         140,000  Tiffany & Co.                       7,052,500
                                                    -----------
                                                     27,673,597
                                                    -----------
Miscellaneous -- 1.5%
         115,400  Concord EFS, Inc.1                  4,817,950
         197,500  Estee Lauder
                           Companies Inc. Cl. A.1     6,887,812
         300,000  Honda Motor Co. Ltd. ORD            6,176,897
          50,000  Wisconsin Central
                           Transportation Corp.1      3,271,875
                                                    -----------
                                                     21,154,534
                                                    -----------

Total Common Stocks -- 97.2%                      1,412,166,761
         (Cost $1,170,539,551)                      -----------

TEMPORARY CASH INVESTMENTS

         Repurchase Agreement
            (Goldman Sachs & Co., Inc.),
            5.75%, due 1-2-96; collateralized
            by $5,180,000 par value
            U.S. Treasury Bonds,
            8.125%-11.75%, due 2-15-10
            through 5-15-21
            (Delivery value $6,504,152)               6,500,000

         34,300,000 Units of Participation in
            Provident Institutional Funds
            (Temp Cash Portfolio)                    34,300,000
                                                    -----------

Total Temporary
Cash Investments -- 2.8%                             40,800,000
         (Cost $40,800,000)                         -----------


Total Investment
Securities -- 100.0%                             $1,452,966,761
         (Cost $1,211,339,551)                      -----------

See Notes to Financial Statements


NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipts
ORD = Foreign Ordinary Shares

1  Non-income producing.

++ Affiliated Company: represents ownership of at least 5% of the voting securities of the issuer and is, therefore, an affiliate as defined in the Investment Company Act of 1940. See Note 4 in Notes to Financial Statements for a summary of transactions for each issuer who is or was an affiliate at or during the year ended December 31, 1995.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


December 31, 1995
--------------------------------------------------------------------------------

ASSETS

Investment securities, at value
   (identified cost of $1,211,339,551)
   (Notes 3 and 4) ......................................    $ 1,452,966,761
Cash ....................................................          4,396,532
Receivable for forward foreign currency
   exchange contracts held (Note 5) .....................            761,646
Receivable for investments sold .........................         30,192,227
Dividends and interest receivable .......................            621,325
                                                               -------------
                                                               1,488,938,491
                                                               -------------
LIABILITIES
Payable for investments purchased .......................         23,460,966
Payable for capital shares redeemed .....................          3,157,596
Accrued management fees (Note 2) ........................          1,195,012
Other liabilities .......................................              1,263
                                                               -------------
                                                                  27,814,837
                                                               -------------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES ...................................    $ 1,461,123,654
                                                               =============

CAPITAL SHARES, $.01 PAR VALUE
Authorized ..............................................        180,000,000
                                                               =============
Outstanding .............................................        121,135,825
                                                               =============
NET ASSET VALUE PER SHARE ...............................    $         12.06
                                                               =============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) .................    $ 1,056,116,078
Distributions in excess of
  net investment income .................................           (751,266)
Accumulated undistributed
  net realized gain from investments
  and foreign currency transactions .....................        163,386,583
Net unrealized appreciation
  on investments and translation of assets
  and liabilities in foreign
  currencies (Notes 3 and 5) ............................        242,372,259
                                                               -------------
                                                             $ 1,461,123,654
                                                               =============

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


Year Ended December 31, 1995
--------------------------------------------------------------------------------

Investment Income (Loss)

Income:
   Dividends (net of foreign taxes
       withheld of $241,096) ............................    $     7,660,571
   Interest .............................................          1,818,694
                                                               -------------
                                                                   9,479,265
                                                               -------------
Expenses:
   Management fees (Note 2) .............................         12,365,098
   Directors' fees and expenses .........................             13,112
                                                               -------------
                                                                  12,378,210
                                                               -------------

NET INVESTMENT (LOSS) ...................................         (2,898,945)
                                                               -------------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   (NOTES 3 AND 5)
Net realized gain during the year on:
   Investments ..........................................        185,941,790
   Foreign currency transactions ........................          1,971,858
                                                               -------------
                                                                 187,913,648
                                                               -------------
Change in net unrealized appreciation during the year on:
   Investments ..........................................        133,389,269
   Translation of assets and
     liabilities in foreign currencies ..................            864,200
                                                               -------------
                                                                 134,253,469
                                                               -------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY ........................        322,167,117
                                                               -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...............................    $   319,268,172
                                                               =============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Years Ended December 31, 1995
and December 31, 1994
--------------------------------------------------------------------------------

Increase in Net Assets                                1995             1994

OPERATIONS
  Net investment income (loss) ..............$    (2,898,945)   $    1,008,159
  Net realized gain on investments
    and foreign currency transactions .......    187,913,648         9,711,049
  Change in net unrealized
    appreciation (depreciation)
    on investments and translation
    of assets and liabilities in
    foreign currencies ......................    134,253,469       (22,279,079)
                                                ------------      ------------
  Net increase (decrease) in net
    assets resulting from operations ........    319,268,172       (11,559,871)
                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ................     (1,019,296)          (90,428)
  In excess of net investment income ........       (133,044)             --
                                                ------------      ------------
 (Decrease) in net assets from distributions     (1,152,340)           (90,428)
                                                ------------      ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................    812,061,191       398,744,842
  Proceeds from reinvestment of distributions      1,152,340            90,428
  Payments for shares redeemed ..............   (672,782,929)     (140,297,104)
                                                ------------      ------------
  Net increase in net assets
    from capital share transactions .........    140,430,602       258,538,166
                                                ------------      ------------

NET INCREASE IN NET ASSETS ..................    458,546,434       246,887,867

NET ASSETS
  Beginning of year .........................  1,002,577,220       755,689,353
                                                ------------      ------------
  End of year ...............................$ 1,461,123,654   $ 1,002,577,220
                                                ============      ============
  Distributions in excess
         of net investment income ...........$      (751,266)  $     1,047,145
                                                ============      ============

TRANSACTIONS IN SHARES OF THE FUND:
  Sold ......................................     75,063,678        43,022,090
  Issued in reinvestment of distributions ...        126,492             9,723
  Redeemed ..................................    (62,925,631)      (15,228,020)
                                                ------------      ------------
  Net increase ..............................     12,264,539        27,803,793
                                                ============      ============

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 1995


1. Organization and Summary of Significant Accounting Policies

Organization --
     TCI Portfolios, Inc. is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Four series of shares are currently issued as TCI Growth, TCI Balanced, TCI Advantage and TCI International. With the exception of shares issued for the initial capitalization of a series of the Corporation, shares may be purchased only by insurance companies to fund the benefits of variable annuity or variable life insurance policies. The investment objective of TCI Growth (the Fund) is capital growth. The following significant accounting policies related to the Fund are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations --
     Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price. Short-term securities are valued at amortized cost, which approximates value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors.

Security Transactions --
     Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income --
     Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recognized on the accrual basis and includes amortization of discounts and premiums.

Foreign Currency Transactions --
     The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign currency exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign currency exchange gains or losses arise from changes in the value of assets and liabilities other than portfolio securities at the end of the reporting period, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts --
     The Fund may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates.

Repurchase Agreements --
     Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status --
     It is the policy of the Fund to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders --
     Distributions to shareholders are recorded on the ex-dividend date. Distributions from net invest-ment income and net realized gains are declared and paid annually.
     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for foreign currency transactions and wash sales.

Supplementary Information --
     Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).



2. Management Agreement

     The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for the Fund by the average daily closing value of the Fund's net assets during the previous month. The Agreement further provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The agreement may be terminated by either party upon 60 days' written notice.
     The current annual management fee for the Fund is 1%.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED) December 31, 1995

3. Investment Transactions

     The aggregate cost of investment securities purchased (excluding short-term investments) for the year ended December 31, 1995, totaled $1,906,745,256 for common stocks, and $1,991,880 for preferred stocks. Proceeds from investment securities sold (excluding short-term investments) totaled $1,786,558,998 for common stocks and $2,617,991 for preferred stocks.
     On December 31, 1995, accumulated net unrealized appreciation on investments, based on the aggregate cost of investments of $1,212,985,857 for federal income tax purposes, was $239,980,904, consisting of unrealized appreciation of $249,705,897 and unrealized depreciation of $9,724,993.

4. Affiliated Company Transactions

     A summary of transactions for each issuer who is or was an affiliate at or during the year ended December 31, 1995, follows:

                                                                                                 December 31, 1995
                  Share                                                                         -------------------
                  Balance          Purchase          Sales           Realized                   Share        Market
Issuer            12/31/94         Cost              Cost            Gain (Loss)      Income    Balance      Value
------            --------         ---------         ---------       -----------      ------    -------      ------
Caere Corp.       320,000        $    397,487      $ 9,387,490     ($3,431,044)         --           --           --
VTEL Corp.        200,000          10,808,890        2,517,057         567,511          --      670,000  $12,478,750
                                   ----------       ----------       ---------      ---------             ----------
                                 $ 11,206,377      $11,904,547     ($2,863,533)         --               $12,478,750
                                   ==========       ==========       =========      =========             ==========

5. Commitments

     As of December 31, 1995, the Fund had entered into forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms. Outstanding contracts as of December 31, 1995, were as follows:

                                            U.S. Dollar                         U.S. Dollar
                           Currency to      Value as of       Currency to       Value as of      Unrealized
Settlement Date            be Delivered     12/31/95          be Received       12/31/95         Gain

January 31, 1996           18,248,412       $  12,723,313      12,749,180      $ 12,749,180    $  25,867
                           German Mark                        U.S. Dollar

January 31, 1996           11,845,273,417     114,984,793     115,720,572       115,720,572      735,779
                           Japanese Yen                       U.S. Dollar
                                              -----------                       -----------      -------
                                            $ 127,708,106                      $128,469,752    $ 761,646
                                              ===========                       ===========      =======

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

                                     INCOME FROM
                                 INVESTMENT OPERATIONS                             DISTRIBUTIONS
                        ---------------------------------------   -------------------------------------------
                                      Net Realized
                                          and
                                       Unrealized
                                         Gains                                    Distributions
                                      (Losses) on                                    from Net
           Net Asset       Net        Investments      Total      Distributions      Realized                 Net Asset
             Value,     Investment    and Foreign       from        from Net         Gains on                   Value,
           Beginning      Income       Currency      Investment    Investment       Investment      Total      End of    Total
           of Period      (Loss)     Transactions    Operations      Income       Transactions  Distributions  Period   Return 1

TCI GROWTH

Year Ended Dec. 31,
1991        $6.16        $ .04          $2.51          $2.55         $(.07)          --             $(.07)     $ 8.64     41.86%
1992         8.64          .02           (.14)          (.12)        (.052)      $(.003)            (.055)       8.47     (1.33%)
1993         8.47          .03            .84            .87         (.023)          --             (.023)       9.32     10.30%
1994         9.32          .01           (.12)          (.11)        (.001)          --             (.001)       9.21     (1.17%)
1995         9.21         (.02)          2.88           2.86         (.011)          --             (.011)      12.06     31.10%
                                  1995 average commission paid per share traded $.037                 (the table is continued below)



                                      RATIOS/SUPPLEMENTAL DATA
                      ---------------------------------------------------

 (table                 Ratio of    Ratio of Net
continued)             Operating     Investment                     Net
                        Expenses     Income to     Portfolio      Assets,
                       to Average     Average       Turnover      End of
                       Net Assets    Net Assets      Rate 1       Period

Year Ended Dec. 31,
1991                      1.00%         .62%          182%    $  255,591,799
1992                      1.00%         .32%          135%       415,004,751
1993                      1.00%         .35%           87%       755,689,353
1994                      1.00%         .11%          115%     1,002,577,220
1995                       .99%        (.23%)         147%     1,461,123,654




1 Actual total return and portfolio turnover rate for periods indicated

See Notes to Financial Statements

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT


The Shareholders and Board of Directors
TCI Portfolios, Inc.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TCI Growth (a series of TCI Portfolios, Inc.) as of December 31, 1995, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. As to securities purchased but not received and securities sold but not delivered, we requested confirmations from brokers, and when replies were not received, we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCI Growth as of December 31, 1995, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.


                                                  /s/Baird, Kurtz & Dobson
Kansas City, Missouri                             Baird, Kurtz & Dobson
January 26, 1996

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                                       15

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                                       16

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                                       17

TCI GROWTH                                               TCI PORTFOLIOS, INC.
                                                             TCI Growth
Investment Manager
INVESTORS RESEARCH CORPORATION                              Annual Report
Kansas City, Missouri
                                                          December 31, 1995
This report and the financial statements contained herein are submitted for the general information of our shareholders.
The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.




            [company logo]
=======================================
---------------------------------------
         TCI PORTFOLIOS, INC.
---------------------------------------
    Part of the Twentieth Century
           Family of Funds

---------------------------------------
P.O. Box 419385
Kansas City, Missouri
64141-6385
---------------------------------------
Person-to-person assistance:
1-800-345-3533 or 816-531-5575
---------------------------------------
Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070
---------------------------------------
Fax:  816-340-4360
---------------------------------------

                                                     [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4165
9602           Recycled


(C) 1996 Twentieth Century Services, Inc.
         Twentieth Century Securities, Inc.

                              TCI PORTFOLIOS, INC.
                               TCI International

                                 Annual Report





                                  DECEMBER 31,
                                      1995

                                 [company logo]
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Our Message to You .................................................    1
Investment Review ..................................................    2
Schedule of Investments ............................................    5
Statement of Assets and Liabilities ................................    9
Statement of Operations ............................................   10
Statements of Changes in Net Assets ................................   11
Notes to Financial Statements ......................................   12
Financial Highlights ...............................................   15
Independent Accountants' Report ....................................   16


--------------------------------------------------------------------------------
INDICES USED FOR PERFORMANCE COMPARISON
The indices listed below are used throughout this report to serve as a comparison for the performance of the fund.


THE S&P 500 INDEX -- An index created by Standard & Poor's Corporation that is considered to represent the performance of the stock market generally. It is not an investment product available for purchase.


EAFE(R) INDEX -- The Morgan Stanley Europe, Australia, Far East Index is a widely followed group of stocks from 20 different countries. It is not an investment product available for purchase.

                                                               December 31, 1995
--------------------------------------------------------------------------------
OUR MESSAGE TO YOU

         Most international stocks performed modestly during 1995 in contrast to double-digit gains by the U.S. market. Successful investment opportunities were often overshadowed by difficult market trends during the period. Relatively high interest rates in Europe, economic setbacks in Japan and continued weakness in most emerging markets contributed to erratic performance by many international indices. Yet, TCI International gained 12.21% for the 12-month period ended December 31, 1995, surpassing the EAFE index gain of 11.21%. The S&P 500 index gained 37.44%.

[photo of James E. Stowers and James E. Stowers III in left margin]

         TCI International's largest country weighting for the period was Japan, which showed small gains initially but ultimately contributed significantly to the fund's return. With the Japanese economy showing strong signs of recovery, we increased the weightings of these issues in the fund's portfolio early in the year. Unfortunately, the strengthening yen, which makes Japanese products more expensive overseas, reduced earnings for many of the fund's stock selections early in the year. By midyear, however, as the yen declined in relation to the dollar, Japanese holdings made strong gains.
         Our search for companies with accelerating earnings and revenues led to some of the best performing sectors of the Japanese stock market -- media, technology and capital goods. Stocks like video game maker Nintendo and semiconductor producer Advantest took advantage of the global demand for new entertainment and technology products, while a capital goods firm like machine-tool maker Fanuc responded to the internal economic recovery.
         The fund's European holdings were another important contributor to the fund's progress in 1995. The fund's best-performing investments were mainly in industries that enjoy worldwide demand -- especially media and pharmaceuticals. In general, although European economies were mixed, European investors favored solid growth companies -- a trend that strongly benefited TCI International.
         Although the U.S. market outperformed most international markets this year, we continue to believe that many of the best growth opportunities in the world exist outside the United States. Some of Asia's emerging market economies, for example, are expanding up to three times faster than that of the U.S. In addition, unlike the U.S. equities market, many foreign stock markets today are trading at lower valuations than they were two years ago.
         Looking ahead, we see opportunities to invest in fast-growing companies around the world. We are excited by these opportunities, and we like to believe that, over the long term, the exporting of TCI Portfolios' long-held growth investing philosophy carries significant investment potential.

Sincerely,

/s/James E. Stowers                               /s/James E. Stowers III
James E. Stowers                                  James E. Stowers III
Chairman of the Board and Founder                 President

--------------------------------------------------------------------------------
INVESTMENT REVIEW


Average Annual Total Returns (as of December 31, 1995)

                  TCI International         EAFE Index       S&P 500 Index
                  -----------------         ----------       -------------
6 months*         7.89%                     8.39%             14.40%
1 year            12.21%                    11.21%            37.44%
Inception         3.92%                     6.52%             23.75%
(5/1/94-12/31/95)

*Actual

--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND (as of December 31, 1995)
[mountain chart]

Value on 12/31/95:    $10,660             $11,100
                      TCI International   EAFE Index

                      $14,244
                      S&P 500 Index

$10,000 investment made 5/1/94
(Inception date)

[graph data]

TCI INTERNATIONAL

                  TCI International         EAFE Index        S&P 500
                  ACCT                      ACCT              ACCT
DATE              VALUE                     VALUE             VALUE

May 1,  94        10,000                    10,000            10,000
Jun 30, 94         9,780                    10,083             9,882
Sep 30, 94        10,100                    10,093            10,365
Dec 31, 94         9,500                     9,990            10,363
Mar 31, 95         9,300                    10,176            11,369
Jun 30, 95         9,880                    10,250            12,451
Sep 30, 95        10,360                    10,677            13,437
Dec 31, 95        10,660                    11,110            14,244

Past performance is not predictive of future performance.

Source: Lipper Analytical Services, Inc.

No expenses or fees are reflected in the S&P 500 or the EAFE Index.
All performance illustrations for TCI International are shown net of fees and assume reinvestment of all distributions.


--------------------------------------------------------------------------------
Top 10 Holdings (as of December 31, 1995) The composition of the portfolio may change over time.
                                               % of fund's
                                               investments in
                             % of fund's       these stocks
                             investments       12 months ago

Sandoz                         3.26%                --
Verenigd Bezit VNU             2.58%              0.99%
Aoyama Trading                 2.46%                --
Novo Nordisk B                 2.46%                --
Schweizerischer Bankverein     2.43%                --

                                               % of fund's
                                              investments in
                             % of fund's      these stocks
                             investments      12 months ago

Astra B                        2.35%             0.68%
Hutchison Whampoa              2.29%               --
Nintendo                       2.22%               --
Hoya                           2.18%               --
Mannesman                      2.14%             2.32%


--------------------------------------------------------------------------------
                                     QUICK
                                      FUND
                                     FACTS

                                      TCI
                                 INTERNATIONAL

                                   STRATEGY:
                                 Capital growth
                  through investments in international stocks,
                   emphasizing companies in developed markets.

                                INCEPTION DATE:
                                  May 1, 1994

                                     SIZE:
                                  $51.6 million
                           (as of December 31, 1995)

                              INVESTMENT APPROACH:
                                 Capital Growth

                                                               December 31, 1995
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY

At December 31, 1995, and December 31, 1994, TCI International had investments in the following countries. Size of investments is indicated as a percentage of total fund investments.

[bar chart]
                                 12/31/95                  12/31/94

Japan                              27%                       16%
United Kingdom                      7%                        5%
Netherlands                         6%                        7%
Switzerland                         6%                        2%
Hong Kong                           6%                        1%
Canada                              5%                        1%
Germany                             4%                        6%
South Africa                        4%                        7%
Italy                               4%                        4%
France                              3%                        9%
Sweden                              3%                        7%
Thailand                            3%                        0%
Denmark                             2%                        2%
Israel                              2%                        2%
Malaysia                            2%                        0%
Temporary Cash Investments          8%                        9%
*Other                              8%                        6%

*Reflects countries with investments each less than 2% of total fund investments.

                                                               December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT REVIEW (CONTINUED)


--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY

At December 31, 1995, and December 31, 1994, TCI International had investments in these industry sectors. Size of investments is indicated as a percentage of total fund investments.

[bar chart]
                                        12/31/95                   12/31/94

Manufacturing                              12%                         9%
Financial                                  11%                         4%
Pharmaceuticals & Medical Equipment        11%                         4%
Aerospace & Technology                     11%                         1%
Telecommunications                          9%                         8%
Media & Publishing                          7%                         7%
Construction & Property Development         6%                         5%
Oil/Gas Exploration/Distribution/Services   6%                         2%
Retail                                      4%                        12%
Food & Beverage/Consumer Goods              4%                        10%
Utilities                                   2%                         7%
Transporation                               2%                         3%
Temporary Cash Investments                  8%                         9%
Other Industries                            7%                         8%

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 1995

TCI INTERNATIONAL

--------------------------------------------------------------------------------
Shares                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS

Austria -- 0.95%
          3,800   Voest-Alpine Technologie          $   481,227
                           (engineering,           ------------
                            plant construction)

Canada -- 4.87%
         12,000   Canadian Pacific                      218,761
                           (diversified
                            holding company)
         21,500   Northern Telecom                      924,500
                           (telecommunications
                           equipment)
         25,000   Renaissance Energy.1                  622,939
                           (oil and gas exploration)
         62,000   Rogers Communications B.1             692,928
                           (communications and media)
                                                    -----------
                                                      2,459,128
                                                    -----------
Denmark -- 2.46%
          9,100   Novo Nordisk B                      1,243,438
                           (pharmaceuticals)        -----------

France -- 3.42%
         11,000   SGS Thomson
                           Microelectronics ADR.1       446,875
                           (semiconductors)
         11,000   Societe Nationale Elf                 808,886
                           (oil and gas)
          7,000   Total                                 471,518
                           (oil and gas)            -----------
                                                      1,727,279
                                                    -----------
Germany -- 4.38%
         10,000   Adidas.1                              528,368
                           (sportswear and equipment)
         3,400    Mannesmann                          1,080,947
                           (diversified manufacturing)
         1,100    Siemens                               601,113
                           (electronic equipment)   -----------
                                                      2,210,428
                                                    -----------
Hong Kong -- 5.91%
       129,500    Consolidated Electric Power           235,302
                           (power plants)
       483,755    First Pacific                         538,027
                           (trading company)
        69,620    HSBC Holdings                       1,053,416
                           (bank)
       190,000    Hutchison Whampoa                   1,157,323
                           (container parts,        -----------
                            property development)
                                                      2,984,068
                                                    -----------
India -- 0.42%
        16,000    Tata Engineering &
                           Locomotive GDR+              214,000
                           (truck manufacturer)     -----------

Ireland -- 1.01%
        82,000    Independent Newspapers                511,200
                           (newspaper publisher)    -----------

Israel -- 2.18%
           150    Africa Israel Investments1            181,033
                           (tourism, property
                            development)
       160,400    Bezek The Israeli
                           Telecommunications           465,295
                           (telecommunications)
        20,000    ECI Telecom ADR                       457,500
                           (digital telecommunications
                            equipment)              -----------
                                                      1,103,828
                                                    -----------
Italy -- 3.52%
     1,219,000    Olivetti.1                            985,640
                           (office, computer
                           equipment)
       450,000    Telecom Italia Mobile.1               790,617
                           (mobile telephone services)---------
                                                      1,776,257
                                                    -----------
Japan -- 27.06%
         2,000    Advantest                             102,465
                           (semiconducter
                           test equipment)
        39,000    Aoyama Trading                      1,244,079
                           (specialty retail)
        53,000    Bridgestone                           840,213
                           (tire and rubber maker)
         6,000    Daibiru                                67,859
                           (real estate company)


See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED) December 31, 1995

--------------------------------------------------------------------------------
Shares                                                  Value
--------------------------------------------------------------------------------

        39,000    Dainippon Screen.1                 $  341,556
                           (precision machinery maker)
        16,000    Fanuc                                 691,348
                           (machine tools)
        50,000    Fujitsu                               555,824
                           (computer manufacturer)
         4,000    Futaba                                182,890
                           (electronic component
                            manufacturer)
        12,000    Hankyu Department Stores              177,477
                           (retail department store)
        32,000    Hoya                                1,098,115
                           (glass manufacturer,
                            electronic components)
         5,000    Keyence                               575,157
                           (measure and control
                            equipment)
        17,000    Kirin Beverage                        228,420
                           (beverages)
        22,000    Kurita Water                          584,824
                           (water treatment equipment)
        28,000    Mitsubishi Estate                     349,154
                           (property investment)
         4,000    Nichiei                               297,728
                           (finance company)
        20,000    Nikon                                 270,662
                           (camera manufacturer)
        14,800    Nintendo                            1,123,055
                           (video games)
        30,000    Nippon Express                        288,255
                           (general transport)
         3,000    Nippon Television Network             800,387
                           (television broadcasting)
        22,000    Sankyo                                493,378
                           (pharmaceutical manufacturer)
        14,000    Santen Pharmaceutical                 316,675
                           (pharmaceuticals)
        14,000    Secom                                 971,677
                           (security service)
         7,000    Square                                286,225
                           (software producer)
        90,000    Tokyu                                 634,219
                           (railway and properties)
        37,000    Ushio                                 439,923
                           (optical equipment maker
                            and specialty lamps)
        13,000    Venture Link                          420,976
                           (information service firm)
         4,000    Xebio                                 141,131
                           (retail sporting goods)
         3,500    York-Benimaru                         133,641
                           (supermarkets)           -----------
                                                     13,657,313
                                                    -----------
Malaysia -- 1.52%
        36,000    Commerce Asset                        181,489
                           (financial services)
        34,000    Kian Joo Can Factory                  140,607
                           (food and general
                            packaging)
       232,000    Renong                                343,568
                           (diversified holding
                            company)
        16,000    United Engineers                      102,087
                           (engineering, construction)---------
                                                        767,751
                                                    -----------
Mexico -- 0.69%
         7,000    Grupo Casa Autrey ADR                  93,625
                           (wholesale distributor)
         8,000    Panamerican
                           Beverages A ADR              256,000
                           (soft drink bottler)     -----------
                                                        349,625
                                                    -----------
Netherlands -- 6.33%
        12,360    Hagemeyer                             644,134
                           (trading)
        13,600    ING                                   906,667
                           (financial service group)
         4,200    Nutricia                              339,030
                           (food processing)
         9,500    Verenigd Bezit VNU                  1,301,523
                           (publishing)             -----------
                                                      3,191,354
                                                    -----------
Singapore -- 0.94%
       140,000    Straits Steamship Land                473,167
                           (property investment)    -----------

South Africa -- 3.58%
         3,500    Anglo American Industrial             159,135
                           (diversified holding company)
        40,000    First National Bank Holdings          367,576
                           (financial services)
         5,500    Liberty Life Association              170,484
                           (life insurance company) -----------


See Notes to Financial Statements

--------------------------------------------------------------------------------
Shares                                               Value
--------------------------------------------------------------------------------

        22,593    Nedcor                          $     390,443
                           (bank)
        30,000    Safmarine and Rennies Holdings        109,039
                           (shipping, tourism)
        13,800    South African Breweries               505,363
                           (brewery)
         9,084    Southern Life Association             105,902
                           (life insurance company) -----------
                                                      1,807,942
                                                    -----------
South Korea -- 0.81%
        13,000    Korea Electric Power ADR              347,750
                           (electric power supplier)
         2,750    Shinhan Bank                           59,162
                           (bank)                   -----------
                                                        406,912
                                                    -----------
Sweden -- 2.95%
        30,000    Astra B                             1,188,477
                           (pharmaceuticals)
        10,300    Hoganas                               300,990
                           (sintered metals)        -----------
                                                      1,489,467
                                                    -----------
Switzerland -- 6.33%
         1,200    Edipresse                             322,357
                           (publishing)
         1,800    Sandoz                              1,647,140
                           (pharmaceuticals)
         3,000    Schweizerischer Bankverein          1,224,437
                           (bank)                   -----------
                                                      3,193,934
                                                    -----------
Taiwan -- 0.88%
         34,000   Acer GDR.1+                            442,000
                           (computer manufacturer)  -----------

Thailand -- 2.57%
         80,000   Bank of Ayudhya                       443,647
                           (bank)
         12,000   Loxley                                242,001
                           (transmission and
                            telecommunications systems)
         25,000   Shinawatra Computer                   609,545
                           (cellular telecommunications
                            and computer services)  -----------
                                                      1,295,193
                                                    -----------

United Kingdom -- 7.23%
        200,000   ASDA Group                            343,169
                           (retail, grocery superstores)
         71,588   British Aerospace                     885,960
                           (aerospace, defense and
                            communications)
        250,000   British Gas                           986,028
                           (gas transmission and
                            production)
         61,204   Cookson Group                         290,815
                           (electronics and
                            industrial materials)
         31,400   Glaxo Holding ADR                     887,050
                           (pharmaceuticals)
         30,000   Standard Chartered                    255,280
                           (bank)                   -----------
                                                      3,648,302
                                                    -----------
United States -- 0.81%
         18,000   Tele-Communications
                           International A.1            408,375
                           (telecommunications
                            and cable television)   -----------

Total Common Stocks -- 90.82%                        45,842,188
                  (Cost $42,620,520)                -----------

PREFERRED STOCKS

Brazil -- 1.13%
         12,000   Telebras ADR                          568,500
                           (telecommunications)     -----------

South Korea -- 0.53%
         10,000   Korea Electric Power ADR              267,500
                           (electric power supplier)-----------

Total Preferred Stocks-- 1.66%                          836,000
         (Cost $766,865)                            -----------

TEMPORARY CASH INVESTMENTS

         Repurchase Agreement
           (Goldman Sachs & Company),
           5.75%, due 1-2-96; collateralized
           by $1,420,000 par value
           U.S. Treasury Bonds,
           8.125% - 9.00%, due 11-15-18 to 8-15-21
           (Delivery value $1,801,150)                1,800,000


See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED) December 31, 1995

--------------------------------------------------------------------------------
Principal Amount                                     Value
--------------------------------------------------------------------------------

     $1,500,000   par value FHLB
                  Discount Notes, 5.67%, 1-8-96    $  1,498,346

       $500,000   par value FHLMC
                  Discount Notes, 5.67%, 1-9-96         499,370
                                                    -----------
Total Temporary
Cash Investments -- 7.52%                             3,797,716
         (Cost $3,797,716)                          -----------

Total Investment
Securities-- 100.00%                              $  50,475,904
         (Cost $47,185,101)                         ===========


NOTES TO SCHEDULE OF INVESTMENTS

+ The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.

                                                            December 31, 1995
--------------------------------------------------------------------------------
                       Acquisition   Average Cost                  Percentage
Issuer                 Date           Per Share    Market Value   of Net Assets
--------------------------------------------------------------------------------
Acer GDR               10-20-95       $22.88       $   442,000       0.86%
Tata Engineering &
  Locomotive GDR       10-16-95        21.49           214,000       0.41%
                                                    ----------      -----
                                                   $   656,000       1.27%
                                                    ==========      =====
1 Non-income producing

ADR = American Depositary Receipts
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
GDR = Global Depositary Receipts


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



December 31, 1995
--------------------------------------------------------------------------------

ASSETS


Investment securities, at value
  (identified cost of $47,185,101) (Note 3) ...........     $50,475,904
Cash ..................................................       1,700,676
Receivable for investments sold .......................         355,041
Receivable for forward foreign currency exchange
  contracts held (Note 4) .............................          66,717
Dividends and interest receivable .....................          53,258
                                                            -----------
                                                             52,651,596
                                                            -----------
LIABILITIES
Payable for shares redeemed ...........................         455,816
Payable for investments purchased .....................         524,767
Accrued management fees (Note 2) ......................          62,076
                                                            -----------
                                                              1,042,659
                                                            -----------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES .................................     $51,608,937
                                                            ===========

CAPITAL SHARES, $0.01 PAR VALUE
Authorized ............................................      20,000,000
                                                            ===========

Outstanding ...........................................       9,676,421
                                                            ===========

NET ASSET VALUE PER SHARE .............................     $      5.33
                                                            ===========

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) ...............     $46,828,538
Undistributed net investment income ...................       1,142,475
Accumulated undistributed net realized gain on
  investments and foreign currency transactions .......         280,778
Net unrealized appreciation on investments and
  translation of assets and liabilities in foreign
  currencies (Notes 3 and 4) ..........................       3,357,146
                                                            -----------
                                                            $51,608,937
                                                            ===========

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends (net of foreign taxes
    withheld of $90,680) ..............................     $   690,704
  Interest ............................................         185,526
                                                            -----------
                                                                876,230
                                                            -----------
Expenses:
  Management fees (Note 2) ............................         596,598
  Directors' fees and expenses ........................             380
                                                            -----------
                                                                596,978
                                                            -----------

NET INVESTMENT INCOME .................................         279,252
                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY (NOTES 3 AND 4)
Net realized gain during the year on:
  Investments .........................................       1,683,431
  Foreign currency transactions .......................         268,366
                                                            -----------
                                                              1,951,797
                                                            -----------
Change in net unrealized appreciation (depreciation)
during the year on:
  Investments .........................................       4,460,617
  Translation of assets and liabilities
    in foreign currencies .............................        (587,548)
                                                            -----------
                                                              3,873,069
                                                            -----------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY ......................       5,824,866
                                                            -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .............................     $ 6,104,118
                                                            ===========

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Year Ended December 31, 1995
and the Period May 1, 1994 (Inception) Through December 31, 1994
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                    1995          1994

OPERATIONS
  Net investment income (loss) .....................$    279,252  $     (7,528)
  Net realized gain (loss) on investments
    and foreign currency transactions ..............   1,951,797      (800,549)
  Change in net unrealized appreciation
    (depreciation) on investments and translation
    of assets and liabilities in foreign currencies.   3,873,069      (515,923)
                                                     -----------   -----------
  Net increase (decrease) in net assets
    resulting from operations ......................   6,104,118    (1,324,000)
                                                     -----------   -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................  67,407,052    34,170,080
  Payments for shares redeemed ..................... (39,895,430)  (14,852,883)
                                                     -----------   -----------
  Net increase in net assets
    from capital share transactions ................  27,511,622    19,317,197
                                                     -----------   -----------
NET INCREASE IN NET ASSETS .........................  33,615,740    17,993,197
                                                     -----------   -----------
NET ASSETS
  Beginning of period ..............................  17,993,197          --
                                                     -----------   -----------
  End of period ....................................$ 51,608,937  $ 17,993,197
                                                     ===========   ===========

  Undistributed net investment income ..............$  1,142,475          --
                                                     ===========   ===========

TRANSACTIONS IN SHARES OF THE FUND:
  Sold .............................................  13,758,884     6,785,851
  Redeemed .........................................  (7,872,880)   (2,995,434)
                                                     -----------   -----------
  Net increase .....................................   5,886,004     3,790,417
                                                     ===========   ===========


See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 1995

1. Organization and Summary of Significant Accounting Policies

Organization --
     TCI Portfolios, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Four series of shares are currently issued as TCI Growth, TCI Balanced, TCI Advantage and TCI International. With the exception of shares issued for the initial capitalization of a series of the Corporation, shares may be purchased only by insurance companies to fund the benefits of variable annuity or variable life insurance policies. The investment objective of TCI International (the
Fund) is capital growth. The following significant accounting policies related to the Fund are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations --
     Portfolio securities traded primarily on a principal securities exchange (domestic or foreign) are valued at the last reported sales price on that exchange or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at either the mean of the latest bid and asked prices or at the last reported sales price, depending on local convention or regulation. Short-term securities are valued at amortized cost, which approximates value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors.

Security Transactions --
     Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which also is used for federal income tax purposes.

Foreign Currency Transactions --
     The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The Fund isolates that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
     Net realized foreign currency exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts --
     The Fund may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates.

--------------------------------------------------------------------------------

Investment Income --
     Dividend income less foreign taxes withheld is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recognized on the accrual basis.

Repurchase Agreements --
     Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status --
     It is the policy of the Fund to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders --
     Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains in excess of capital loss carryovers are declared and paid annually.
     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes.

Supplementary Information --
     Certain officers and directors of the Corporation are also officers and/or directors and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 1995

2. Management Agreement

     The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for the Fund by the average daily closing value of the Fund's net assets during the previous month. The Agreement further provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The agreement may be terminated by either party upon 60 days' written notice.
     The current annual management fee for the Fund is 1.50%.

3. Investment Transactions

     The aggregate cost of securities purchased (excluding short-term investments) for the year ended December 31, 1995, totaled $101,537,077 for common stocks and $1,096,130 for preferred stocks. Proceeds from investment securities sold (excluding short-term investments) totaled $76,548,039 for common stocks, $1,359,147 for preferred stocks and $52,110 for other debt obligations.
     On December 31, 1995, accumulated net unrealized appreciation on investments, based on the aggregate cost of investments of $47,306,852 for federal income tax purposes, was $3,169,052, consisting of unrealized appreciation of $3,780,438 and unrealized depreciation of $611,386.

4. Commitments

     As of December 31, 1995, the Fund had entered into forward foreign currency exchange contracts obligating the Fund to deliver currencies at specified future dates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms. Outstanding contracts as of December 31, 1995, are as follows:

                                    U.S. Dollar                      U.S. Dollar
                  Currency to       Value as of     Currency to      Value as of      Unrealized
Settlement Date   be Delivered      12/31/95        be Received       12/31/95        Gain (Loss)

January 31, 1996  1,977,781        $  1,378,965     1,383,160       $ 1,383,160        $  4,195
                  German Mark                       U.S. Dollar
January 31, 1996  5,966,671           1,216,816     1,220,004         1,220,004           3,188
                  French Franc                      U.S. Dollar
January 31, 1996  901,050               783,263     783,181             783,181             (82)
                  Swiss Franc                       U.S. Dollar
January 31, 1996  758,173,824         7,359,768     7,419,184         7,419,184          59,416
                  Japanese Yen                      U.S. Dollar
                                     ----------                      ----------         -------
                                    $10,738,812                     $10,805,529        $ 66,717
                                     ==========                      ==========         =======

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)


                                       INCOME FROM
                                   INVESTMENT OPERATIONS                                         RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------------                     ----------------------------------------------
                                   Net Realized and                                                Ratio of Net
                                     Unrealized Gain                                   Ratio of    Investment
         Net Asset       Net          (Loss) on          Total   Net Asset           Operating      Income                  Net
         Value,      Investment     Investments and      from     Value,             Expenses     (Loss) to    Portfolio  Assets,
         Beginning     Income     Foreign Currency    Investment  End of    Total    to Average    Average     Turnover   End of
         of Period     (Loss)       Transactions      Operations  Period   Return 2  Net Assets    Net Assets   Rate 2    Period

TCI INTERNATIONAL

May 1,
1994, (Inception)
through
December 31,
1994     $5.00       $(0.003) 1        $(0.25)         $(0.25)    $4.75    (5.00%)     1.50% 3     (0.11%) 3    157%    $17,993,197

Year
ended
December 31,
1995      4.75         0.03 4            0.55            0.58      5.33    12.21%      1.50%        0.70%       214%     51,608,937

                                                   1995 average commission paid per share traded $.002


1 Computed using average shares outstanding throughout the period.
2 Actual total return and portfolio turnover rate for periods indicated.
3 Annualized
4 Computed using net investment income and average shares outstanding for the year.

See Notes to Financial Statements

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT


The Shareholders and Board of Directors
TCI Portfolios, Inc.


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TCI International (a series of TCI Portfolios, Inc.) as of December 31, 1995, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. As to securities purchased but not received and securities sold but not delivered, we requested confirmations from brokers, and when replies were not received, we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCI International as of December 31, 1995, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.



Kansas City, Missouri                            /s/Baird, Kurtz & Dobson
January 26, 1996                                 Baird, Kurtz & Dobson

This page left blank for your notes.

TCI INTERNATIONAL                                         TCI PORTFOLIOS, INC.
                                                           TCI International
Investment Manager
INVESTORS RESEARCH CORPORATION
Kansas City, Missouri                                        Annual Report
This report and the financial statements                   December 31, 1995
contained herein are submitted for the
general information of the shareholders
of the corporation. The report is not
authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus.


            [company logo]
=======================================
---------------------------------------
         TCI PORTFOLIOS, INC.
---------------------------------------
    Part of the Twentieth Century
           Family of Funds

---------------------------------------
P.O. Box 419385
Kansas City, Missouri
64141-6385
---------------------------------------
Person-to-person assistance:
1-800-345-3533 or 816-531-5575
---------------------------------------
Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070
---------------------------------------
Fax:  816-340-4360
---------------------------------------

                                                       [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4167
9602                 Recycled

(C) 1996 Twentieth Century Services, Inc.
         Twentieth Century Securities, Inc.